UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23872

Themes ETF Trust

(Exact name of registrant as specified in charter)

34 East Putnam Avenue Suite 112

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Themes Management Company, LLC

34 East Putnam Avenue Suite 112

Greenwich, CT 06830

(Name and address of agent for service)

(646) 206-1788

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Themes Airlines ETF
AIRL (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Airlines ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/AIRL. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Airlines ETF	$20	0.39%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$808,545
Number of Holdings	28
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Deutsche Lufthansa AG	6.0%
Japan Airlines Co. Ltd.	5.5%
Singapore Airlines Ltd.	5.4%
ANA Holdings, Inc.	5.2%
Copa Holdings SA	5.2%
Ryanair Holdings PLC	5.2%
Southwest Airlines Co.	5.1%
Qantas Airways Ltd.	4.9%
Wizz Air Holdings PLC	4.5%
International Consolidated Airlines Group SA	4.5%

Top Sectors	(% of net assets)
Industrials	99.5%
Cash & Other	0.5%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Airlines ETF	PAGE 1	TSR-SAR-882927106

Themes Cloud Computing ETF
CLOD (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Cloud Computing ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/CLOD. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cloud Computing ETF	$19	0.37%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,418,093
Number of Holdings	51
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
SAP SE	5.1%
Palo Alto Networks, Inc.	4.8%
Intuit, Inc.	4.8%
Adobe, Inc.	4.5%
Microsoft Corp.	4.3%
MercadoLibre, Inc.	4.3%
Amazon.com, Inc.	4.2%
Oracle Corp.	4.2%
Salesforce, Inc.	4.0%
Alphabet, Inc.	3.9%

Top Sectors	(% of net assets)
Technology	79.5%
Communications	11.8%
Consumer Discretionary	8.4%
Cash & Other	0.3%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Cloud Computing ETF	PAGE 1	TSR-SAR-882927205

Themes Copper Miners ETF
COPA (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Copper Miners ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/COPA. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Copper Miners ETF	$19	0.41%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$462,518
Number of Holdings	43
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Freeport-McMoRan, Inc.	10.0%
First Quantum Minerals Ltd.	5.1%
BHP Group Ltd.	4.7%
Southern Copper Corp.	4.3%
China Nonferrous Mining Corp. Ltd.	4.2%
Antofagasta PLC	3.9%
Capstone Copper Corp.	3.7%
Glencore PLC	3.7%
Jiangxi Copper Co. Ltd.	3.6%
Jiujiang Defu Technology Co. Ltd.	3.5%

Top Sectors	(% of net assets)
Materials	97.1%
Industrials	2.7%
Cash & Other	0.2%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Copper Miners ETF	PAGE 1	TSR-SAR-882927783

Themes Cybersecurity ETF
SPAM (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Cybersecurity ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/SPAM. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cybersecurity ETF	$18	0.37%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,702,378
Number of Holdings	33
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Trend Micro, Inc.	5.9%
Check Point Software Technologies Ltd.	5.8%
Okta, Inc.	5.8%
Zscaler, Inc.	5.0%
Fortinet, Inc.	4.7%
Palo Alto Networks, Inc.	4.6%
CyberArk Software Ltd.	4.6%
Crowdstrike Holdings, Inc.	4.6%
Qualys, Inc.	4.4%
Alarm.com Holdings, Inc.	4.3%

Top Sectors	(% of net assets)
Technology	89.0%
Communications	6.1%
Industrials	4.3%
Financials	0.2%
Cash & Other	0.4%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Cybersecurity ETF	PAGE 1	TSR-SAR-882927304

Themes European Luxury ETF
FINE (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes European Luxury ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/FINE. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes European Luxury ETF	$19	0.41%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$615,733
Number of Holdings	26
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Playa Hotels & Resorts NV	4.7%
Hermes International SCA	4.7%
Moncler SpA	4.5%
Interparfums SA	4.4%
Givaudan SA	4.4%
Porsche Automobil Holding SE	4.3%
Swatch Group AG	4.2%
Ferrari NV	4.2%
Brunello Cucinelli SpA	4.2%
Cie Financiere Richemont SA	4.2%

Top Sectors	(% of net assets)
Consumer Discretionary	91.0%
Consumer Staples	4.4%
Materials	4.4%
Cash & Other	0.2%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes European Luxury ETF	PAGE 1	TSR-SAR-882927403

Themes Generative Artificial Intelligence ETF
WISE (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Generative Artificial Intelligence ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/WISE. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Generative Artificial Intelligence ETF	$18	0.35%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$25,185,968
Number of Holdings	41
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Apple, Inc.	5.7%
Gorilla Technology Group, Inc.	5.6%
Advanced Micro Devices, Inc.	5.4%
Microsoft Corp.	5.2%
Intel Corp.	5.0%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	4.4%
SoundHound AI, Inc.	4.3%
Alphabet, Inc.	4.0%
Bairong, Inc.	3.7%

Top Sectors	(% of net assets)
Technology	83.5%
Communications	6.5%
Consumer Discretionary	4.4%
Financials	3.7%
Health Care	1.7%
Industrials	0.1%
Cash & Other	0.1%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Generative Artificial Intelligence ETF	PAGE 1	TSR-SAR-882927502

Themes Global Systemically Important Banks ETF
GSIB (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Global Systemically Important Banks ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/GSIB. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Global Systemically Important Banks ETF	$20	0.36%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$6,421,988
Number of Holdings	29
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Bank of China Ltd.	3.7%
JPMorgan Chase & Co.	3.7%
Toronto-Dominion Bank	3.7%
China Construction Bank Corp.	3.7%
Bank of New York Mellon Corp.	3.7%
Standard Chartered PLC	3.6%
Credit Agricole SA	3.6%
Bank of Communications Co. Ltd.	3.6%
Royal Bank of Canada	3.6%
HSBC Holdings PLC	3.6%

Top Sectors	(% of net assets)
Financials	99.8%
Cash & Other	0.2%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Global Systemically Important Banks ETF	PAGE 1	TSR-SAR-882927601

Themes Gold Miners ETF
AUMI (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Gold Miners ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/AUMI. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Gold Miners ETF	$20	0.36%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$7,545,749
Number of Holdings	30
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Alamos Gold, Inc.	5.2%
Gold Fields Ltd.	5.2%
Anglogold Ashanti PLC	5.1%
Agnico Eagle Mines Ltd.	4.9%
Endeavour Mining PLC	4.9%
Kinross Gold Corp.	4.9%
B2Gold Corp.	4.7%
IAMGOLD Corp.	4.3%
Northern Star Resources Ltd.	4.2%
Lundin Gold, Inc.	4.0%

Top Sectors	(% of net assets)
Materials	99.8%
Cash & Other	0.2%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Gold Miners ETF	PAGE 1	TSR-SAR-882927700

Themes Lithium & Battery Metal Miners ETF
LIMI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Lithium & Battery Metal Miners ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/LIMI. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Lithium & Battery Metal Miners ETF	$18	0.40%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$464,658
Number of Holdings	38
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
IGO Ltd.	10.5%
Albemarle Corp.	10.2%
Pilbara Minerals Ltd.	9.3%
Tianqi Lithium Corp.	6.0%
Guangzhou Tinci Materials Technology Co. Ltd.	5.6%
Mineral Resources Ltd.	5.4%
AMG Critical Materials NV	4.5%
Liontown Resources Ltd.	4.5%
Ganfeng Lithium Group Co. Ltd.	3.9%
Zhejiang Huayou Cobalt Co. Ltd.	3.8%

Top Sectors	(% of net assets)
Materials	99.8%
Cash & Other	0.2%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Lithium & Battery Metal Miners ETF	PAGE 1	TSR-SAR-882927775

Themes Natural Monopoly ETF
CZAR (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Natural Monopoly ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/CZAR. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Natural Monopoly ETF	$19	0.38%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,466,563
Number of Holdings	96
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Legrand SA	3.9%
Cisco Systems, Inc.	3.7%
Dassault Systemes SE	3.7%
CME Group, Inc.	3.6%
Fortive Corp.	3.5%
Honeywell International, Inc.	3.3%
Sage Group PLC	3.3%
Intuit, Inc.	3.3%
Singapore Exchange Ltd.	3.3%
ASX Ltd.	3.1%

Top Sectors	(% of net assets)
Technology	23.4%
Industrials	19.7%
Financials	17.9%
Health Care	11.2%
Consumer Staples	10.2%
Consumer Discretionary	5.5%
Materials	3.4%
Energy	3.1%
Communications	2.8%
Cash & Other	2.8%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Natural Monopoly ETF	PAGE 1	TSR-SAR-882927809

Themes Robotics & Automation ETF
BOTT (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Robotics & Automation ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/BOTT. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Robotics & Automation ETF	$20	0.42%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$508,747
Number of Holdings	31
Portfolio Turnover	70%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Makino Milling Machine Co. Ltd.	4.6%
GEA Group AG	4.5%
Daifuku Co. Ltd.	4.3%
Topcon Corp.	4.3%
Metso Oyj	4.2%
Teledyne Technologies, Inc.	4.0%
Amada Co. Ltd.	3.8%
FANUC Corp.	3.7%
Halma PLC	3.7%
Esab Corp.	3.6%

Top Sectors	(% of net assets)
Industrials	56.8%
Technology	39.3%
Consumer Discretionary	3.3%
Cash & Other	0.6%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Robotics & Automation ETF	PAGE 1	TSR-SAR-882927833

Themes Silver Miners ETF
AGMI (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Silver Miners ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/AGMI. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Silver Miners ETF	$21	0.41%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$602,640
Number of Holdings	26
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Wheaton Precious Metals Corp.	10.6%
Newmont Corp.	10.5%
Franco-Nevada Corp.	10.4%
Teck Resources Ltd.	8.9%
Zijin Mining Group Co. Ltd.	4.8%
Southern Copper Corp.	4.5%
Pan American Silver Corp.	4.5%
First Majestic Silver Corp.	4.5%
Coeur Mining, Inc.	4.5%
Hecla Mining Co.	4.3%

Top Sectors	(% of net assets)
Materials	99.7%
Cash & Other	0.3%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Silver Miners ETF	PAGE 1	TSR-SAR-882927817

Themes Transatlantic Defense ETF
NATO (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Transatlantic Defense ETF for the period of October 13, 2024, to March 31, 2025. You can find additional information about the Fund at https://themesetfs.com/etfs/nato. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Transatlantic Defense ETF	$18*	0.36%**
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$11,425,777
Number of Holdings	65
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Rheinmetall AG	6.0%
BAE Systems PLC	5.5%
Rolls-Royce Holdings PLC	5.5%
RTX Corp.	5.5%
Safran SA	5.1%
Airbus SE	4.9%
Boeing Co.	4.7%
Honeywell International, Inc.	4.6%
Northrop Grumman Corp.	4.6%
Howmet Aerospace, Inc.	4.6%

Top Sectors	(% of net assets)
Industrials	93.8%
Technology	4.6%
Financials	1.1%
Consumer Discretionary	0.1%
Cash & Other	0.4%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Transatlantic Defense ETF	PAGE 1	TSR-SAR-882927767

Themes Uranium & Nuclear ETF
URAN (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes Uranium & Nuclear ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/URAN. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Uranium & Nuclear ETF	$17	0.36%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$4,954,473
Number of Holdings	34
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Constellation Energy Corp.	8.5%
Duke Energy Corp.	7.8%
American Electric Power Co., Inc.	7.8%
Cameco Corp.	6.6%
PG&E Corp.	5.7%
China National Nuclear Power Co. Ltd.	3.9%
CGN Power Co. Ltd.	3.5%
Yellow Cake PLC	3.4%
NexGen Energy Ltd.	3.3%
CGN Mining Co. Ltd.	3.3%

Top Sectors	(% of net assets)
Utilities	45.9%
Materials	38.5%
Industrials	13.8%
Technology	1.7%
Cash & Other	0.1%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Uranium & Nuclear ETF	PAGE 1	TSR-SAR-882927759

Themes US Cash Flow Champions ETF
LGCF (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes US Cash Flow Champions ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/LGCF. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Cash Flow Champions ETF	$16	0.31%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$2,184,286
Number of Holdings	77
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
AbbVie, Inc.	5.7%
Chevron Corp.	5.6%
Exxon Mobil Corp.	5.4%
Wells Fargo & Co.	4.9%
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.7%
American Express Co.	3.4%
Uber Technologies, Inc.	3.3%
Pfizer, Inc.	3.3%
Gilead Sciences, Inc.	3.1%

Top Sectors	(% of net assets)
Financials	42.4%
Energy	22.8%
Health Care	17.8%
Communications	5.7%
Consumer Staples	3.8%
Technology	2.8%
Consumer Discretionary	2.1%
Materials	1.6%
Industrials	0.4%
Cash & Other	0.6%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US Cash Flow Champions ETF	PAGE 1	TSR-SAR-882927882

Themes US Infrastructure ETF
HWAY (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes US Infrastructure ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/HWAY. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Infrastructure ETF	$16	0.33%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$986,638
Number of Holdings	101
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Deere & Co.	5.7%
Union Pacific Corp.	4.9%
Emerson Electric Co.	4.9%
CRH PLC	4.8%
Norfolk Southern Corp.	4.4%
CSX Corp.	4.2%
Caterpillar, Inc.	4.1%
Fastenal Co.	3.7%
WW Grainger, Inc.	3.6%
United Rentals, Inc.	3.4%

Top Sectors	(% of net assets)
Industrials	70.8%
Materials	24.7%
Consumer Discretionary	3.6%
Utilities	0.6%
Energy	0.2%
Financials	0.0%
Cash & Other	0.1%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US Infrastructure ETF	PAGE 1	TSR-SAR-882927726

Themes US R&D Champions ETF
USRD (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes US R&D Champions ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/USRD. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US R&D Champions ETF	$15	0.32%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$827,520
Number of Holdings	51
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Electronic Arts, Inc.	2.6%
Johnson & Johnson	2.5%
Roper Technologies, Inc.	2.4%
CoStar Group, Inc.	2.3%
Intuit, Inc.	2.3%
Cisco Systems, Inc.	2.3%
Veeva Systems, Inc.	2.3%
Edwards Lifesciences Corp.	2.3%
Boston Scientific Corp.	2.2%
Medtronic PLC	2.2%

Top Sectors	(% of net assets)
Technology	51.6%
Health Care	19.1%
Communications	9.5%
Industrials	7.4%
Consumer Discretionary	5.7%
Real Estate	2.3%
Materials	2.1%
Consumer Staples	1.8%
Cash & Other	0.5%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US R&D Champions ETF	PAGE 1	TSR-SAR-882927874

Themes US Small Cap Cash Flow Champions ETF
SMCF (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Themes US Small Cap Cash Flow Champions ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.themesetfs.com/etfs/SMCF. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Small Cap Cash Flow Champions ETF	$14	0.30%*
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$5,481,621
Number of Holdings	74
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of netassets)
Williams-Sonoma, Inc.	4.7%
Builders FirstSource, Inc.	4.5%
Flex Ltd.	4.1%
Reinsurance Group of America, Inc.	4.1%
East West Bancorp, Inc.	3.9%
Antero Resources Corp.	3.7%
Toll Brothers, Inc.	3.3%
Old Republic International Corp.	3.0%
Mueller Industries, Inc.	2.7%
Permian Resources Corp.	2.5%

Top Sectors	(% of netassets)
Financials	43.5%
Energy	20.1%
Consumer Discretionary	14.0%
Technology	6.5%
Industrials	6.2%
Materials	5.9%
Consumer Staples	1.6%
Communications	1.4%
Health Care	0.5%
Cash & Other	0.3%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US Small Cap Cash Flow Champions ETF	PAGE 1	TSR-SAR-882927866

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Themes ETF Trust
Themes Airlines ETF | AIRL
Themes Cloud Computing ETF | CLOD
Themes Copper Miners ETF | COPA
Themes Cybersecurity ETF | SPAM
Themes European Luxury ETF | FINE
Themes Generative Artificial Intelligence ETF | WISE
Themes Global Systemically Important Banks ETF | GSIB
Themes Gold Miners ETF | AUMI
Themes Lithium & Battery Metal Miners ETF | LIMI
Themes Natural Monopoly ETF | CZAR
Themes Robotics & Automation ETF | BOTT
Themes Silver Miners ETF | AGMI
Themes Transatlantic Defense ETF | NATO
Themes Uranium & Nuclear ETF | URAN
Themes US Cash Flow Champions ETF | LGCF
Themes US Infrastructure ETF | HWAY
Themes US R&D Champions ETF | USRD
Themes US Small Cap Cash Flow Champions ETF | SMCF
Semi-Annual Financial Statements and Additional Information
March 31, 2025

THEMES AIRLINES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Industrial Services - 99.5%(a)
Air Canada(b)	2,692	$26,508
Air France-KLM(b)	2,877	26,542
Alaska Air Group, Inc.(b)	611	30,073
Allegiant Travel Co.	389	20,092
American Airlines Group, Inc.(b)	2,300	24,265
ANA Holdings, Inc.	2,300	42,315
Cathay Pacific Airways Ltd.	14,966	19,925
Copa Holdings SA - Class A	454	41,977
Delta Air Lines, Inc.	659	28,732
Deutsche Lufthansa AG	6,717	48,634
easyJet PLC	6,276	35,858
El Al Israel Airlines(b)	5,674	17,166
Exchange Income Corp.	1,018	35,172
Frontier Group Holdings, Inc.(b)	1,465	6,358
International Consolidated Airlines Group SA	10,691	36,017
Japan Airlines Co. Ltd.	2,600	44,316
JetBlue Airways Corp.(b)	5,258	25,344
Norwegian Air Shuttle ASA(b)	18,102	20,622
Qantas Airways Ltd.	7,027	39,737
Ryanair Holdings PLC - ADR	985	41,734
Singapore Airlines Ltd.	8,611	43,518
Skymark Airlines, Inc.	700	2,413
SkyWest, Inc.(b)	365	31,890
Southwest Airlines Co.	1,231	41,337
Sun Country Airlines Holdings, Inc.(b)	854	10,521
United Airlines Holdings, Inc.(b)	390	26,930
Wizz Air Holdings PLC(b)(c)	1,909	36,546
		804,542
TOTAL COMMON STOCKS (Cost $832,647)		804,542
SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)
First American Treasury Obligations Fund - Class X, 4.26%(e)	228	228
TOTAL SHORT-TERM INVESTMENTS (Cost $228)		228
TOTAL INVESTMENTS - 99.5% (Cost $832,875)		$804,770
Other Assets in Excess of Liabilities - 0.5%		3,775
TOTAL NET ASSETS - 100.0%		$808,545

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $36,546 or 4.5% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

THEMES CLOUD COMPUTING ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Media - 11.8%
Alphabet, Inc. - Class A	359	$55,516
AppLovin Corp. - Class A(a)	149	39,481
GoDaddy, Inc. - Class A(a)	89	16,032
Prosus NV	905	41,663
VeriSign, Inc.(a)	55	13,963
		166,655
Retail & Wholesale - Discretionary - 8.4%
Amazon.com, Inc.(a)	312	59,361
MercadoLibre, Inc.(a)	31	60,477
		119,838
Software & Technology Services - 78.8%(b)
Adobe, Inc.(a)	166	63,666
Akamai Technologies, Inc.(a)	98	7,889
ANSYS, Inc.(a)	58	18,360
Atlassian Corp. - Class A(a)	107	22,706
Autodesk, Inc.(a)	142	37,176
Booz Allen Hamilton Holding Corp.	83	8,680
CACI International, Inc. - Class A(a)	15	5,504
Cadence Design Systems, Inc.(a)	182	46,288
Check Point Software Technologies Ltd.(a)	57	12,991
Cloudflare, Inc. - Class A(a)	200	22,538
Commvault Systems, Inc.(a)	29	4,575
Confluent, Inc. - Class A(a)	160	3,750
Crowdstrike Holdings, Inc. - Class A(a)	153	53,945
CyberArk Software Ltd.(a)	31	10,478
Dassault Systemes SE	448	16,926
Datadog, Inc. - Class A(a)	202	20,040
Docusign, Inc.(a)	133	10,826
Dropbox, Inc. - Class A(a)	147	3,926
Dynatrace, Inc.(a)	177	8,346
Fortinet, Inc.(a)	409	39,370
HubSpot, Inc.(a)	33	18,853
Intuit, Inc.	111	68,153
Manhattan Associates, Inc.(a)	40	6,922
Microsoft Corp.	164	61,564
MicroStrategy, Inc. - Class A(a)	149	42,952
MongoDB, Inc.(a)	48	8,419
Nutanix, Inc. - Class A(a)	166	11,588
Okta, Inc.(a)	108	11,364
Oracle Corp.	424	59,279
Palo Alto Networks, Inc.(a)	401	68,427
Rubrik, Inc. - Class A(a)	55	3,354
Sage Group PLC	662	10,322
Salesforce, Inc.	213	57,161
SAP SE	276	72,939
ServiceNow, Inc.(a)	66	52,545
Snowflake, Inc. - Class A(a)	207	30,255
Synopsys, Inc.(a)	103	44,172
Trend Micro, Inc.	100	6,677

	Shares	Value
Wix.com Ltd.(a)	36	$5,882
Workday, Inc. - Class A(a)	142	33,161
Zoom Communications, Inc. - Class A(a)	174	12,836
Zscaler, Inc.(a)	62	12,302
		1,117,107
Tech Hardware & Semiconductors - 0.7%
F5, Inc.(a)	39	10,384
TOTAL COMMON STOCKS (Cost $1,393,102)		1,413,984
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.26%(c)	3,934	3,934
TOTAL SHORT-TERM INVESTMENTS (Cost $3,934)		3,934
TOTAL INVESTMENTS - 100.0% (Cost $1,397,036)		$1,417,918
Other Assets in Excess of Liabilities - 0.0%(d)		175
TOTAL NET ASSETS - 100.0%		$1,418,093

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

THEMES COPPER MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Industrial Services - 2.7%
Guangdong Feinan Resources Recycling Co. Ltd. - Class A(a)	4,400	$12,796
Materials - 97.1%(b)
29Metals Ltd.(a)	21,298	2,129
Altius Minerals Corp.	234	4,026
Antofagasta PLC	840	18,105
Arizona Sonoran Copper Co., Inc.(a)	453	712
Atalaya Mining Copper, S.A.	526	2,252
Aurubis AG(a)	132	12,425
BHP Group Ltd.	914	21,817
Boliden AB	301	9,801
Capstone Copper Corp.(a)	3,345	17,224
Central Asia Metals PLC	1,644	3,453
Chalice Mining Ltd.(a)	6,866	4,912
Chilean Metals, Inc.(a)	78	0
China Nonferrous Mining Corp. Ltd.	26,629	19,232
Cia de Minas Buenaventura SAA - ADR	797	12,457
Collective Mining Ltd.(a)	391	3,410
ERO Copper Corp.(a)	1,136	13,759
First Quantum Minerals Ltd.(a)	1,767	23,760
Foran Mining Corp.(a)	1,464	3,703
Freeport-McMoRan, Inc.	1,222	46,265
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	1,300	9,603
Glencore PLC	4,721	17,094
Hudbay Minerals, Inc.	1,692	12,828
Ivanhoe Electric, Inc. / US(a)	1,525	8,860
Ivanhoe Mines Ltd. - Class A(a)	1,468	12,466
Jiangxi Copper Co. Ltd. - Class A	5,300	16,839
Jinchuan Group International Resources Co. Ltd.	97,134	7,989
Jiujiang Defu Technology Co. Ltd. - Class A	8,500	16,269
Lundin Mining Corp.	1,906	15,444
Mitsubishi Materials Corp.	500	8,146
MMG Ltd.(a)	46,033	15,854
NGEx Minerals Ltd.(a)	963	8,733
Nittetsu Mining Co. Ltd.	200	8,774
Ramelius Resources Ltd.	5,659	8,380
Sandfire Resources Ltd.(a)	1,577	10,209
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	7,600	5,198
Solaris Resources, Inc.(a)	1,198	4,029
SolGold PLC(a)	13,384	1,138
Southern Copper Corp.	212	19,772
Taseko Mines Ltd.(a)	1,979	4,428
Teck Resources Ltd. - Class B	220	8,015

	Shares	Value
US Goldmining, Inc.(a)	225	$2,205
WA1 Resources Ltd.(a)	894	7,284
		448,999
TOTAL COMMON STOCKS (Cost $517,612)		461,795
TOTAL INVESTMENTS - 99.8% (Cost $517,612)		$461,795
Other Assets in Excess of Liabilities - 0.2%		723
TOTAL NET ASSETS - 100.0%		$462,518

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

3

THEMES CYBERSECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Financial Services - 0.2%
Elements, Inc.(a)	400	$2,328
Industrial Services - 4.3%
Alarm.com Holdings, Inc.(a)	1,319	73,402
Software & Technology Services - 86.8%(b)
Arqit Quantum, Inc.(a)	195	2,703
BlackBerry Ltd.(a)	18,682	70,431
Booz Allen Hamilton Holding Corp.	614	64,212
CACI International, Inc. - Class A(a)	192	70,449
Change Holdings, Inc.	1,000	8,347
Check Point Software Technologies Ltd.(a)	436	99,373
Clear Secure, Inc. - Class A	2,728	70,682
Crowdstrike Holdings, Inc. - Class A(a)	222	78,273
Cyber Security Cloud, Inc.(a)	200	2,300
CyberArk Software Ltd.(a)	232	78,416
Digital Arts, Inc.	300	13,361
Fastly, Inc. - Class A(a)	4,221	26,719
Fortinet, Inc.(a)	831	79,992
Gorilla Technology Group, Inc.(a)	559	16,546
Hennge KK	500	4,784
Netcompany Group AS(a)(c)	1,355	50,511
Okta, Inc.(a)	934	98,275
OneSpan, Inc.	1,145	17,461
Palo Alto Networks, Inc.(a)	462	78,836
Qualys, Inc.(a)	595	74,928
Radware Ltd.(a)	1,137	24,582
Rapid7, Inc.(a)	2,005	53,153
SentinelOne, Inc. - Class A(a)	3,545	64,448
Tenable Holdings, Inc.(a)	2,049	71,674
Trend Micro, Inc.	1,500	100,157
Varonis Systems, Inc.(a)	1,803	72,931
Zscaler, Inc.(a)	426	84,527
		1,478,071
Tech Hardware & Semiconductors - 2.2%
A10 Networks, Inc.	2,312	37,778
Telecommunications - 6.1%
NextDC Ltd.(a)	8,297	58,636
Vnet Group, Inc. - ADR(a)	5,582	45,772
		104,408
TOTAL COMMON STOCKS (Cost $1,749,172)		1,695,987

	Shares	Value
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.26%(d)	4,636	$4,636
TOTAL SHORT-TERM INVESTMENTS (Cost $4,636)		4,636
TOTAL INVESTMENTS - 99.9% (Cost $1,753,808)		$1,700,623
Other Assets in Excess of Liabilities - 0.1%		1,755
TOTAL NET ASSETS - 100.0%		$1,702,378

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $50,511 or 3.0% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Themes European Luxury ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Consumer Discretionary Products - 58.1%(a)
Aston Martin Lagonda Global Holdings PLC(b)(c)	20,121	$18,155
Burberry Group PLC	2,215	22,083
Capri Holdings Ltd.(b)	1,120	22,098
Cie Financiere Richemont SA	149	25,760
Coats Group PLC	23,644	24,128
Ermenegildo Zegna NV	3,217	23,806
Ferrari NV	61	25,869
Ferretti SpA	8,967	24,192
Hermes International SCA	11	28,677
Kering SA - ADR	1,081	22,409
LVMH Moet Hennessy Louis Vuitton SE	37	22,873
Prada SpA	3,318	23,089
Salvatore Ferragamo SpA	3,822	25,623
Swatch Group AG	151	25,892
Watches of Switzerland Group PLC(b)(c)	4,299	22,957
		357,611
Consumer Discretionary Services - 12.4%
Accor SA	543	24,595
InterContinental Hotels Group PLC	213	22,705
Playa Hotels & Resorts NV(b)	2,160	28,793
		76,093
Consumer Staple Products - 4.4%
Interparfums SA	637	27,311
Materials - 4.4%
Givaudan SA - ADR	314	26,988
Retail & Wholesale - Discretionary - 16.1%
Brunello Cucinelli SpA	226	25,806
Hugo Boss AG	629	23,710
Moncler SpA	454	27,786
MYT Netherlands Parent BV - ADR(b)	2,920	22,075
		99,377
TOTAL COMMON STOCKS (Cost $661,755)		587,380
PREFERRED STOCKS - 4.4%
Consumer Discretionary Products - 4.4%
Porsche Automobil Holding SE, 0.00%	713	26,644
TOTAL PREFERRED STOCKS (Cost $33,344)		26,644

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.26%(d)	863	$863
TOTAL SHORT-TERM INVESTMENTS (Cost $863)		863
TOTAL INVESTMENTS - 99.9% (Cost $695,962)		$614,887
Other Assets in Excess of Liabilities - 0.1%		846
TOTAL NET ASSETS - 100.0%		$615,733

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $41,112 or 6.7% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

THEMES GENERATIVE ARTIFICIAL INTELLIGENCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Financial Services - 3.7%
Bairong, Inc.(a)(b)	863,500	$927,701
Health Care - 1.7%
CorVel Corp.(a)	1,348	150,936
JMDC, Inc.(a)	14,700	270,498
		421,434
Industrial Products - 0.1%
Evolv Technologies Holdings, Inc.(a)	9,836	30,688
Media - 6.5%
Alphabet, Inc. - Class A	6,593	1,019,541
Meta Platforms, Inc. - Class A	1,074	619,011
		1,638,552
Retail & Wholesale - Discretionary - 4.4%
Amazon.com, Inc.(a)	5,879	1,118,539
Software & Technology Services - 48.7%(c)
Beijing Fourth Paradigm Technology Co. Ltd.(a)	155,000	906,322
Bewith, Inc.	26,200	280,359
BigBear.ai Holdings, Inc.(a)	109,590	313,427
C3.ai, Inc. - Class A(a)	27,483	578,517
Cerence, Inc.(a)	8,633	68,201
Digital China Holdings Ltd.	1,036,700	367,707
Gorilla Technology Group, Inc.(a)	47,621	1,409,582
Grid Dynamics Holdings, Inc.(a)	45,652	714,454
Microsoft Corp.	3,467	1,301,477
Open Text Corp.	15,309	386,382
Pagaya Technologies Ltd. - Class A(a)	48,428	507,525
Palantir Technologies, Inc. - Class A(a)	4,977	420,059
PKSHA Technology, Inc.(a)	30,700	600,941
Pluszero, Inc.(a)	17,400	349,763
Salesforce, Inc.	1,680	450,845
Snowflake, Inc. - Class A(a)	1,897	277,266
SoundHound AI, Inc. - Class A(a)	133,423	1,083,395
Synopsys, Inc.(a)	151	64,756
UiPath, Inc. - Class A(a)	60,462	622,759
Veritone, Inc.(a)	332,378	772,779
Yidu Tech, Inc.(a)(b)	501,200	398,695
Zeta Global Holdings Corp. - Class A(a)	28,317	383,978
		12,259,189
Tech Hardware & Semiconductors - 34.8%(c)
Advanced Micro Devices, Inc.(a)	13,220	1,358,223
Ambarella, Inc.(a)	4,982	250,744
Apple, Inc.	6,466	1,436,293
BrainChip Holdings Ltd.(a)	1,004,566	128,679
Broadcom, Inc.	4,581	766,997
CEVA, Inc.(a)	23,950	613,360
Intel Corp.	54,971	1,248,391
Lattice Semiconductor Corp.(a)	9,821	515,111

	Shares	Value
NVIDIA Corp.	11,106	$1,203,668
QuickLogic Corp.(a)	142,888	730,158
Super Micro Computer, Inc.(a)	14,855	508,635
		8,760,259
TOTAL COMMON STOCKS (Cost $28,753,358)		25,156,362
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.26%(d)	35,515	35,515
TOTAL SHORT-TERM INVESTMENTS (Cost $35,515)		35,515
TOTAL INVESTMENTS - 100.0% (Cost $28,788,873)		$25,191,877
Liabilities in Excess of Other Assets - (0.0)%(e)		(5,909)
TOTAL NET ASSETS - 100.0%		$25,185,968

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $1,326,396 or 5.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Themes Global Systemically Important Banks ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Banking - 82.1%(a)
Agricultural Bank of China Ltd. - Class H	369,636	$222,310
Banco Santander SA - ADR	33,900	227,130
Bank of America Corp.	5,515	230,141
Bank of China Ltd. - Class H	396,735	239,118
Bank of Communications Co. Ltd. - Class H	260,001	232,554
Barclays PLC - ADR	14,871	228,419
BNP Paribas SA - ADR	5,427	226,631
China Construction Bank Corp. - Class H	265,727	234,944
Citigroup, Inc.	3,252	230,859
Credit Agricole SA	12,869	233,429
Deutsche Bank AG	9,657	230,126
HSBC Holdings PLC - ADR	4,041	232,075
Industrial & Commercial Bank of China Ltd. - ADR	16,273	231,077
ING Groep NV - ADR	11,794	231,044
JPMorgan Chase & Co.	970	237,941
Mitsubishi UFJ Financial Group, Inc. - ADR	15,703	214,032
Mizuho Financial Group, Inc. - ADR	38,722	213,358
Royal Bank of Canada	2,060	232,203
Societe Generale SA	5,106	228,520
Standard Chartered PLC - ADR	7,830	233,491
Sumitomo Mitsui Financial Group, Inc. - ADR	14,028	216,873
Toronto-Dominion Bank	3,920	234,965
Wells Fargo & Co.	3,230	231,882
		5,273,122
Financial Services - 17.7%
Bank of New York Mellon Corp.	2,800	234,836
Goldman Sachs Group, Inc.	414	226,164
Morgan Stanley	1,946	227,040
State Street Corp.	2,587	231,614
UBS Group AG	7,144	218,821
		1,138,475
TOTAL COMMON STOCKS (Cost $5,741,566)		6,411,597
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Treasury Obligations Fund - Class X, 4.26%(b)	108,369	108,369
TOTAL SHORT-TERM INVESTMENTS (Cost $108,369)		108,369
TOTAL INVESTMENTS - 101.5% (Cost $5,849,935)		$6,519,966
Liabilities in Excess of Other Assets - (1.5)%		(97,978)
TOTAL NET ASSETS - 100.0%		$6,421,988

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

Themes Gold Miners ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Materials - 99.8%(a)
Agnico Eagle Mines Ltd.	3,432	$371,831
Alamos Gold, Inc. - Class A	14,789	395,148
Anglogold Ashanti PLC	10,445	387,718
B2Gold Corp.	124,292	353,257
Calibre Mining Corp.(b)	77,844	173,101
Capricorn Metals Ltd.(b)	34,128	172,306
De Grey Mining Ltd.(b)	191,141	254,396
Dundee Precious Metals, Inc.	17,472	231,657
Endeavour Mining PLC	15,415	370,418
Equinox Gold Corp.(b)	38,147	262,169
Genesis Minerals Ltd.(b)	97,729	226,555
Gold Fields Ltd. - ADR	17,696	390,905
Gold Road Resources Ltd.	101,492	183,276
IAMGOLD Corp.(b)	51,923	324,011
K92 Mining, Inc.(b)	23,143	199,579
Kinross Gold Corp.	29,156	367,324
Lundin Gold, Inc.	9,784	302,960
Northern Star Resources Ltd.	27,892	319,288
OceanaGold Corp.	69,909	233,184
Orla Mining Ltd.(b)	20,867	194,887
Perseus Mining Ltd.	135,088	281,085
Ramelius Resources Ltd.	111,749	165,489
Regis Resources Ltd.(b)	73,040	178,906
Torex Gold Resources, Inc.(b)	8,467	234,467
Vault Minerals Ltd.(b)	618,023	171,847
Wesdome Gold Mines Ltd.(b)	14,805	176,337
West African Resources Ltd.(b)	103,856	150,555
Westgold Resources Ltd.	92,373	166,232
Zhaojin Mining Industry Co. Ltd. - Class H	147,577	293,582
		7,532,470
TOTAL COMMON STOCKS (Cost $6,618,707)		7,532,470
SHORT-TERM INVESTMENTS - 0.0%(c)
Money Market Funds - 0.0%(c)
First American Treasury Obligations Fund - Class X, 4.26%(d)	194	194
TOTAL SHORT-TERM INVESTMENTS (Cost $194)		194
TOTAL INVESTMENTS - 99.8% (Cost $6,618,901)		$7,532,664
Other Assets in Excess of Liabilities - 0.2%		13,085
TOTAL NET ASSETS - 100.0%		$7,545,749

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

THEMES LITHIUM & BATTERY METAL MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Materials - 99.8%(a)
Albemarle Corp.	661	$47,606
AMG Critical Materials NV	1,355	20,923
Beijing Easpring Material Technology Co. Ltd. - Class A	2,300	13,169
Canada Nickel Co., Inc.(b)	1,151	768
Chalice Mining Ltd.(b)	14,170	10,138
Core Lithium Ltd.(b)	33,737	1,602
Eramet SA	259	13,947
Ganfeng Lithium Group Co. Ltd. - Class A	2,700	12,596
Ganfeng Lithium Group Co. Ltd. - Class H(c)	2,000	5,410
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	500	3,694
GEM Co. Ltd. - Class A	14,900	13,397
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	10,116	26,002
IGO Ltd.	19,637	48,589
ioneer Ltd.(b)	18,753	1,699
Jiangsu Ruitai New Energy Materials Co. Ltd. - Class A	2,400	6,027
Latin Resources Ltd.(b)	2,024	149
Liontown Resources Ltd.(b)	53,285	20,810
Lithium Americas Corp.(b)	2,742	7,412
Lithium Argentina AG(b)	269	572
Mineral Resources Ltd.(b)	1,668	24,983
Ningbo Shanshan Co. Ltd. - Class A	3,900	3,808
Patriot Battery Metals, Inc.(b)	1,289	2,239
Piedmont Lithium, Inc.(b)	2,128	13,406
Pilbara Minerals Ltd.(b)	40,829	42,987
Power Metals Corp.(b)	1,250	895
Sayona Mining Ltd.(b)	230,368	2,591
Shanghai Putailai New Energy Technology Co. Ltd. - Class A	3,700	9,368
Shenzhen Capchem Technology Co. Ltd. - Class A	2,200	10,075
Sichuan Yahua Industrial Group Co. Ltd. - Class A	4,000	6,702
Sociedad Quimica y Minera de Chile SA - ADR	252	10,012
Standard Lithium Ltd.(b)	1,157	1,471
Syrah Resources Ltd.(b)	16,088	2,413
Tianqi Lithium Corp. - Class A	6,700	28,013
Vulcan Energy Resources Ltd.(b)	5,245	16,649
Xiamen Tungsten Co. Ltd.	2,700	7,193
Youngy Co. Ltd. - Class A	2,000	8,277
Zhejiang Huayou Cobalt Co. Ltd. - Class A	3,800	17,853
		463,445
TOTAL COMMON STOCKS (Cost $498,322)		463,445

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 4.26%(d)	3,306	$3,306
TOTAL SHORT-TERM INVESTMENTS (Cost $3,306)		3,306
TOTAL INVESTMENTS - 100.5% (Cost $501,628)		$466,751
Liabilities in Excess of Other Assets - (0.5)%		(2,093)
TOTAL NET ASSETS - 100.0%		$464,658

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $5,410 or 1.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

Themes Natural Monopoly ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Consumer Discretionary Products - 2.2%
LVMH Moet Hennessy Louis Vuitton SE	21	$12,982
Mercedes-Benz Group AG	175	10,254
Stellantis NV	748	8,300
		31,536
Consumer Discretionary Services - 1.0%
Lottery Corp. Ltd.	2,402	7,144
Restaurant Brands International, Inc.	114	7,600
		14,744
Consumer Staple Products - 4.3%
Coca-Cola Co.	230	16,473
Haleon PLC	521	2,633
Kenvue, Inc.	661	15,851
PepsiCo, Inc.	94	14,094
Procter & Gamble Co.	85	14,486
		63,537
Financial Services - 17.9%
ASX Ltd.	1,129	45,954
Blackrock, Inc.	45	42,592
CME Group, Inc.	197	52,262
Corpay, Inc.(a)	22	7,672
Experian PLC	169	7,789
Mastercard, Inc. - Class A	15	8,222
Raymond James Financial, Inc.	295	40,978
Singapore Exchange Ltd.	4,872	48,482
Visa, Inc. - Class A	25	8,762
		262,713
Health Care - 11.2%
AbbVie, Inc.	141	29,542
Bristol-Myers Squibb Co.	447	27,262
Cencora, Inc.	11	3,059
EssilorLuxottica SA	102	29,272
Gilead Sciences, Inc.	270	30,253
IQVIA Holdings, Inc.(a)	19	3,350
Quest Diagnostics, Inc.	24	4,061
Ramsay Health Care Ltd.	168	3,583
Sonic Healthcare Ltd.	215	3,461
Vertex Pharmaceuticals, Inc.(a)	62	30,059
		163,902
Industrial Products - 15.7%
AMETEK, Inc.	73	12,566
Assa Abloy AB - Class B	436	13,008
Atlas Copco AB - Class A	844	13,384
Fortive Corp.	701	51,299
Honeywell International, Inc.	232	49,126
Johnson Controls International PLC	163	13,058
Legrand SA	539	56,674
Schneider Electric SE	53	12,078
Snap-on, Inc.	29	9,774
		230,967

	Shares	Value
Industrial Services - 4.0%
Cintas Corp.	40	$8,221
CSX Corp.	171	5,033
FedEx Corp.	20	4,876
Kuehne + Nagel International AG	24	5,520
RELX PLC	160	8,005
Republic Services, Inc.	17	4,117
Stantec, Inc.	47	3,896
Sweco AB(a)	245	4,382
Waste Connections, Inc.	31	6,042
Waste Management, Inc.	18	4,167
WSP Global, Inc.	22	3,733
		57,992
Materials - 3.4%
Air Liquide SA	31	5,871
CRH PLC	47	4,135
Ecolab, Inc.	23	5,831
Fortescue Ltd.	355	3,409
Heidelberg Materials AG	32	5,451
Holcim AG	42	4,486
Linde PLC	12	5,588
Nippon Paint Holdings Co. Ltd.	800	5,979
Sika AG	19	4,579
Vulcan Materials Co.	17	3,966
		49,295
Media - 1.3%
Booking Holdings, Inc.	1	4,607
Comcast Corp. - Class A	196	7,233
Uber Technologies, Inc.(a)	92	6,703
		18,543
Oil & Gas - 3.1%
Chevron Corp.	57	9,536
Shell PLC	262	9,561
Suncor Energy, Inc.	228	8,828
TotalEnergies SE	143	9,225
Var Energi ASA	2,618	8,438
		45,588
Retail & Wholesale - Discretionary - 1.6%
Copart, Inc.(a)	358	20,259
Ferguson Enterprises, Inc.	13	2,083
Reece Ltd.	178	1,744
		24,086
Retail & Wholesale - Staples - 5.9%
Alimentation Couche-Tard, Inc.	372	18,346
Coles Group Ltd.	1,762	21,502
Loblaw Cos. Ltd.	156	21,861
Metro, Inc./CN	328	22,809
Sysco Corp.	32	2,401
		86,919

The accompanying notes are an integral part of these financial statements.

10

Themes Natural Monopoly ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Technology Services - 16.4%
Adobe, Inc.(a)	112	$42,955
Autodesk, Inc.(a)	168	43,983
Dassault Systemes SE	1,427	53,913
Intuit, Inc.	79	48,505
Pro Medicus Ltd.	23	2,871
Sage Group PLC	3,137	48,911
		241,138
Tech Hardware & Semiconductors - 7.0%
Broadcom, Inc.	226	37,839
Cisco Systems, Inc.	885	54,613
Panasonic Holdings Corp.	900	10,630
		103,082
Telecommunications - 1.5%
AT&T, Inc.	212	5,995
BCE, Inc.	181	4,155
HKT Trust & HKT Ltd.	3,400	4,544
KDDI Corp.	200	3,146
Verizon Communications, Inc.	98	4,445
		22,285
Utilities - 2.2%
APA Group	1,643	8,110
Duke Energy Corp.	66	8,050
Iberdrola SA	8	129
National Grid PLC	593	7,733
Terna - Rete Elettrica Nazionale	855	7,733
		31,755
TOTAL COMMON STOCKS (Cost $1,378,483)		1,448,082
PREFERRED STOCKS - 0.7%
Consumer Discretionary Products - 0.7%
Volkswagen AG, 0.00%	106	10,724
TOTAL PREFERRED STOCKS (Cost $10,893)		10,724
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.26%(b)	3,970	3,970
TOTAL SHORT-TERM INVESTMENTS (Cost $3,970)		3,970
TOTAL INVESTMENTS - 99.7% (Cost $1,393,346)		$1,462,776
Other Assets in Excess of Liabilities - 0.3%		3,787
TOTAL NET ASSETS - 100.0%		$1,466,563

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

Themes Robotics & Automation ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary Products - 3.3%
Toyota Industries Corp.	200	$16,941
Industrial Products - 56.8%(a)
Amada Co. Ltd.	2,000	19,301
Daifuku Co. Ltd.	900	21,853
Esab Corp.	159	18,524
FANUC Corp.	700	18,948
Fortive Corp.	244	17,856
GEA Group AG	375	22,667
Halma PLC	562	18,737
Japan Steel Works Ltd.	500	17,455
JBT Marel Corp.	151	18,452
Kadant, Inc.	54	18,193
Keyence Corp.	42	16,375
Konecranes Oyj	291	18,502
Makino Milling Machine Co. Ltd.	300	23,342
Metso Oyj	2,064	21,207
Yokogawa Electric Corp.	900	17,359
		288,771
Tech Hardware & Semiconductors - 39.3%(a)
Ambarella, Inc.(b)	246	12,381
ARM Holdings PLC - ADR(b)	130	13,883
Comet Holding AG	63	15,631
Credo Technology Group Holding Ltd.(b)	247	9,919
Impinj, Inc.(b)	128	11,610
MACOM Technology Solutions Holdings, Inc.(b)	138	13,852
Marvell Technology, Inc.	159	9,790
NVIDIA Corp.	134	14,523
QUALCOMM, Inc.	116	17,819
Semtech Corp.(b)	274	9,425
Silicon Laboratories, Inc.(b)	140	15,760
Socionext, Inc.	1,100	13,087
Teledyne Technologies, Inc.(b)	41	20,406
Topcon Corp.	1,000	21,708
		199,794
TOTAL COMMON STOCKS (Cost $505,841)		505,506
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.26%(c)	1,034	1,034
TOTAL SHORT-TERM INVESTMENTS (Cost $1,034)		1,034
TOTAL INVESTMENTS - 99.6% (Cost $506,875)		$506,540
Other Assets in Excess of Liabilities - 0.4%		2,207
TOTAL NET ASSETS - 100.0%		$508,747

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

Themes Silver Miners ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Materials - 99.7%(a)
Aya Gold & Silver, Inc.(b)	1,118	$8,639
Coeur Mining, Inc.(b)	4,540	26,877
Endeavour Silver Corp.(b)	2,326	9,932
First Majestic Silver Corp.	4,024	26,900
Fortuna Mining Corp.(b)	2,898	17,621
Franco-Nevada Corp.	398	62,596
Fresnillo PLC	1,741	21,050
Hecla Mining Co.	4,676	25,999
Hochschild Mining PLC(b)	3,000	10,250
Industrias Penoles SAB de CV(b)	1,369	25,401
Jiangxi Copper Co. Ltd. - Class A	1,200	3,813
Jiangxi Copper Co. Ltd. - Class H	10,150	17,818
KGHM Polska Miedz SA	784	25,395
MAG Silver Corp.(b)	885	13,462
MMG Ltd.(b)	37,267	12,835
Newmont Corp.	1,313	63,391
Pan American Silver Corp.	1,054	27,225
Silvercorp Metals, Inc.	2,056	7,929
Southern Copper Corp.	292	27,279
SSR Mining, Inc.(b)	1,914	19,197
Teck Resources Ltd. - Class B	1,476	53,766
Wheaton Precious Metals Corp.	822	63,788
Zhuzhou Smelter Group Co. Ltd. - Class A(b)	600	789
Zijin Mining Group Co. Ltd. - Class A	2,300	5,747
Zijin Mining Group Co. Ltd. - Class H	10,250	23,289
		600,988
TOTAL COMMON STOCKS (Cost $594,214)		600,988
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.26%(c)	1,080	1,080
TOTAL SHORT-TERM INVESTMENTS (Cost $1,080)		1,080
TOTAL INVESTMENTS - 99.9% (Cost $595,294)		$602,068
Other Assets in Excess of Liabilities - 0.1%		572
TOTAL NET ASSETS - 100.0%		$602,640

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

Themes Transatlantic Defense ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Consumer Discretionary Products - 0.1%
Smith & Wesson Brands, Inc.	725	$6,757
Financial Services - 1.1%
FTAI Aviation Ltd.	1,121	124,465
Industrial Products - 93.9%(a)
AAR Corp.(b)	365	20,436
AeroVironment, Inc.(b)	307	36,591
Airbus SE	3,213	565,535
Archer Aviation, Inc. - Class A(b)	3,121	22,190
Aselsan Elektronik Sanayi Ve Ticaret AS	16,440	51,944
Astronics Corp.(b)	446	10,780
Axon Enterprise, Inc.(b)	800	420,760
BAE Systems PLC	31,440	633,357
Bodycote PLC	2,005	14,400
Boeing Co.(b)	3,171	540,814
Bombardier, Inc. - Class B(b)	960	54,022
BWX Technologies, Inc.	1,005	99,143
Byrna Technologies, Inc.(b)	245	4,126
Cadre Holdings, Inc.	246	7,284
Chemring Group PLC	3,004	14,358
Cohort PLC	522	8,058
Crane Co.	523	80,113
Curtiss-Wright Corp.	410	130,081
Dassault Aviation SA	201	66,289
Ducommun, Inc.(b)	126	7,312
General Dynamics Corp.	1,761	480,013
HEICO Corp.	449	119,968
Hexcel Corp.	883	48,353
Honeywell International, Inc.	2,486	526,411
Howmet Aerospace, Inc.	4,015	520,866
Huntington Ingalls Industries, Inc.	414	84,473
Intuitive Machines, Inc.(b)	762	5,677
Joby Aviation, Inc.(b)	4,922	29,630
Kongsberg Gruppen ASA	922	134,522
Kratos Defense & Security Solutions, Inc.(b)	1,640	48,692
L3Harris Technologies, Inc.	2,095	438,504
Leonardo DRS, Inc.	563	18,511
Leonardo SpA	4,442	215,325
Loar Holdings, Inc.(b)	241	17,027
Lockheed Martin Corp.	1,166	520,864
Melrose Industries PLC	14,161	86,908
Mercury Systems, Inc.(b)	565	24,346
Mirion Technologies, Inc.(b)	2,281	33,075
Moog, Inc. - Class A	296	51,312
MTU Aero Engines AG	600	207,805
National Presto Industries, Inc.	46	4,044
Northrop Grumman Corp.	1,026	525,322
OSI Systems, Inc.(b)	163	31,677
QinetiQ Group PLC	5,483	27,353
Redwire Corp.(b)	443	3,672

	Shares	Value
RENK Group AG(b)	603	$28,901
Rheinmetall AG	481	686,022
Rocket Lab USA, Inc.(b)	3,161	56,519
Rolls-Royce Holdings PLC(b)	65,200	630,826
RTX Corp.	4,723	625,609
Saab AB	3,404	133,308
Safran SA	2,212	578,826
Spirit AeroSystems Holdings, Inc. - Class A(b)	1,282	44,178
Textron, Inc.	2,043	147,607
Thales SA	961	255,211
TransDigm Group, Inc.	373	515,967
Triumph Group, Inc.(b)	840	21,286
Virgin Galactic Holdings, Inc.(b)	1,243	3,766
		10,719,969
Software & Technology Services - 1.9%
Amentum Holdings, Inc.(b)	1,445	26,299
Leidos Holdings, Inc.	1,481	199,846
		226,145
Tech Hardware & Semiconductors - 2.6%
Hensoldt AG	683	45,604
Teledyne Technologies, Inc.(b)	509	253,334
		298,938
TOTAL COMMON STOCKS (Cost $11,211,458)		11,376,274
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.26%(c)	35,759	35,759
TOTAL SHORT-TERM INVESTMENTS (Cost $35,759)		35,759
TOTAL INVESTMENTS - 99.9% (Cost $11,247,217)		$11,412,033
Other Assets in Excess of Liabilities - 0.1%		13,744
TOTAL NET ASSETS - 100.0%		$11,425,777

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

14

Themes Uranium & Nuclear ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Industrial Products - 13.8%
BWX Technologies, Inc.	1,136	$112,066
Chengdu Guoguang Electric Co. Ltd. - Class A	9,200	108,091
Lightbridge Corp.(a)	16,200	120,852
Mirion Technologies, Inc.(a)	7,809	113,231
NuScale Power Corp.(a)	10,097	142,973
RongFa Nuclear Equipment Co. Ltd. - Class A(a)	121,900	87,411
		684,624
Materials - 38.5%(b)
Bannerman Energy Ltd.(a)	49,612	78,740
Boss Energy Ltd.(a)	100,019	154,993
Cameco Corp.	7,925	326,241
Centrus Energy Corp. - Class A(a)	1,702	105,881
CGN Mining Co. Ltd.	914,917	162,256
Denison Mines Corp.(a)	118,242	154,473
Encore Energy Corp.(a)	21,838	31,109
Energy Fuels, Inc./Canada(a)	30,953	115,455
IsoEnergy Ltd.(a)	5,452	36,446
Lotus Resources Ltd.(a)	599,618	65,568
NAC Kazatomprom JSC - GDR	3,242	105,851
NexGen Energy Ltd.(a)	36,286	162,638
Paladin Energy Ltd.(a)	41,154	131,404
Uranium Energy Corp.(a)	16,743	80,032
Uranium Royalty Corp.(a)	11,628	20,686
Yellow Cake PLC(a)(c)	31,324	169,378
		1,901,151
Tech Hardware & Semiconductors - 1.7%
Silex Systems Ltd.(a)	36,790	82,988
Utilities - 45.9%(b)
American Electric Power Co., Inc.	3,526	385,286
CGN Power Co. Ltd. - Class A	342,200	171,296
China National Nuclear Power Co. Ltd. - Class A	150,600	191,269
Constellation Energy Corp.	2,084	420,197
Duke Energy Corp.	3,163	385,791
Endesa SA	4,653	123,267
Kyushu Electric Power Co., Inc.	10,400	90,521
Oklo, Inc.(a)	5,906	127,747
PG&E Corp.	16,422	282,130
TXNM Energy, Inc.	1,923	102,842
		2,280,346
TOTAL COMMON STOCKS (Cost $5,718,349)		4,949,109

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 4.26%(d)	28,356	$28,356
TOTAL SHORT-TERM INVESTMENTS (Cost $28,356)		28,356
TOTAL INVESTMENTS - 100.5% (Cost $5,746,705)		$4,977,465
Liabilities in Excess of Other Assets - (0.5)%		(22,992)
TOTAL NET ASSETS - 100.0%		$4,954,473

Percentages are stated as a percent of net assets.
GDR - Global Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $169,378 or 3.4% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

Themes US Cash Flow Champions ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Banking - 15.0%
Citizens Financial Group, Inc.	217	$8,890
Fifth Third Bancorp	328	12,858
Huntington Bancshares, Inc./OH	703	10,552
JPMorgan Chase & Co.	437	107,196
M&T Bank Corp.	81	14,479
PNC Financial Services Group, Inc.	193	33,924
US Bancorp	735	31,032
Wells Fargo & Co.	1,502	107,828
		326,759
Consumer Discretionary Products - 1.4%
Lennar Corp. - Class A	115	13,200
NVR, Inc.(a)	1	7,244
PulteGroup, Inc.	100	10,280
		30,724
Consumer Staple Products - 2.3%
Altria Group, Inc.	829	49,757
Financial Services - 12.0%
American Express Co.	272	73,182
Ameriprise Financial, Inc.	48	23,237
Apollo Global Management, Inc.	198	27,114
Capital One Financial Corp.	183	32,812
Corpay, Inc.(a)	33	11,508
Discover Financial Services	122	20,825
Fidelity National Financial, Inc.	127	8,265
PayPal Holdings, Inc.(a)	498	32,495
State Street Corp.	145	12,982
Synchrony Financial	192	10,164
T Rowe Price Group, Inc.	106	9,738
		262,322
Health Care - 17.8%
AbbVie, Inc.	597	125,083
Bristol-Myers Squibb Co.	986	60,136
Cardinal Health, Inc.	118	16,257
Gilead Sciences, Inc.	605	67,790
Pfizer, Inc.	2,806	71,104
Quest Diagnostics, Inc.	54	9,137
Regeneron Pharmaceuticals, Inc.	51	32,346
Royalty Pharma PLC - Class A	183	5,697
		387,550
Industrial Products - 0.4%
Snap-on, Inc.	25	8,425
Insurance - 15.4%
Allstate Corp.	128	26,505
American International Group, Inc.	314	27,299
Arch Capital Group Ltd.	176	16,928
Chubb Ltd.	196	59,190
Cincinnati Financial Corp.	75	11,079

	Shares	Value
Everest Group Ltd.	16	$5,813
Hartford Insurance Group, Inc.	142	17,570
Loews Corp.	88	8,088
Markel Group, Inc.(a)	6	11,218
MetLife, Inc.	285	22,883
Principal Financial Group, Inc.	113	9,534
Progressive Corp.	285	80,658
Travelers Cos., Inc.	110	29,090
W R Berkley Corp.	146	10,389
		336,244
Materials - 1.6%
Dow, Inc.	342	11,943
LyondellBasell Industries NV - Class A	124	8,729
Nucor Corp.	115	13,839
		34,511
Media - 5.7%
AppLovin Corp. - Class A(a)	110	29,147
Expedia Group, Inc.	60	10,086
Fox Corp. - Class A	107	6,056
Omnicom Group, Inc.	95	7,876
Uber Technologies, Inc.(a)	988	71,986
		125,151
Oil & Gas - 22.8%
Cheniere Energy, Inc.	109	25,223
Chevron Corp.	733	122,624
ConocoPhillips	566	59,441
Coterra Energy, Inc.	354	10,231
Diamondback Energy, Inc.	87	13,910
EOG Resources, Inc.	276	35,394
Exxon Mobil Corp.	985	117,146
Marathon Petroleum Corp.	163	23,747
Occidental Petroleum Corp.	346	17,078
ONEOK, Inc.	283	28,079
Phillips 66	204	25,190
Valero Energy Corp.	156	20,603
		498,666
Retail & Wholesale - Discretionary - 0.7%
eBay, Inc.	237	16,052
Retail & Wholesale - Staples - 1.5%
Archer-Daniels-Midland Co.	232	11,138
Kroger Co.	323	21,864
		33,002
Software & Technology Services - 1.6%
Cognizant Technology Solutions Corp. - Class A	241	18,436
Gen Digital, Inc.	264	7,007
Zoom Communications, Inc. - Class A(a)	127	9,369
		34,812

The accompanying notes are an integral part of these financial statements.

16

Themes US Cash Flow Champions ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Tech Hardware & Semiconductors - 1.2%
HP, Inc.	469	$12,987
NetApp, Inc.	99	8,696
Skyworks Solutions, Inc.	78	5,041
		26,724
TOTAL COMMON STOCKS (Cost $2,096,237)		2,170,699
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.0%(b)
Real Estate - 0.0%(b)
Millrose Properties, Inc.(a)	57	1,511
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,225)		1,511
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.26%(c)	10,322	10,322
TOTAL SHORT-TERM INVESTMENTS (Cost $10,322)		10,322
TOTAL INVESTMENTS - 99.9% (Cost $2,107,784)		$2,182,532
Other Assets in Excess of Liabilities - 0.1%		1,754
TOTAL NET ASSETS - 100.0%		$2,184,286

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

Themes US Infrastructure ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary Products - 1.3%
AZEK Co., Inc.(a)	112	$5,476
Cavco Industries, Inc.(a)	6	3,118
Champion Homes, Inc.(a)	48	4,548
		13,142
Financial Services - 0.0%(b)
FTAI Infrastructure, Inc.	50	227
Industrial Products - 31.2%(c)
AGCO Corp.	56	5,184
Alamo Group, Inc.	8	1,426
Argan, Inc.	10	1,312
Atkore, Inc.	32	1,920
AZZ, Inc.	21	1,756
Caterpillar, Inc.	123	40,565
Crane Co.	41	6,280
Deere & Co.	120	56,321
Donaldson Co., Inc.	97	6,505
Dover Corp.	112	19,676
Emerson Electric Co.	440	48,242
Enpro, Inc.	17	2,750
Gibraltar Industries, Inc.(a)	25	1,467
Graco, Inc.	136	11,357
Greenbrier Cos., Inc.	25	1,281
Helios Technologies, Inc.	28	899
IDEX Corp.	60	10,858
Janus International Group, Inc.(a)	117	842
Lindsay Corp.	9	1,139
Mueller Industries, Inc.	97	7,386
Oshkosh Corp.	56	5,268
SPX Technologies, Inc.(a)	37	4,765
Terex Corp.	56	2,116
Trinity Industries, Inc.	69	1,936
Valmont Industries, Inc.	17	4,851
Vontier Corp.	132	4,336
Watts Water Technologies, Inc. - Class A	24	4,894
Westinghouse Air Brake Technologies Corp.	142	25,752
Xylem, Inc./NY	196	23,414
Zurn Elkay Water Solutions Corp.	124	4,090
		308,588
Industrial Services - 39.6%(c)
AECOM	106	9,829
API Group Corp.(a)	164	5,865
Applied Industrial Technologies, Inc.	32	7,211
Arcosa, Inc.	41	3,162
Comfort Systems USA, Inc.	29	9,348
Construction Partners, Inc. - Class A(a)	36	2,587
CSX Corp.	1,420	41,791
Dycom Industries, Inc.(a)	24	3,656
EMCOR Group, Inc.	37	13,676
Enviri Corp.(a)	40	266
Everus Construction Group, Inc.(a)	41	1,521

	Shares	Value
Fastenal Co.	468	$36,293
Fluor Corp.(a)	145	5,194
Granite Construction, Inc.	37	2,790
Great Lakes Dredge & Dock Corp.(a)	32	278
H&E Equipment Services, Inc.	28	2,654
Herc Holdings, Inc.	21	2,820
Jacobs Solutions, Inc.	100	12,089
MRC Global, Inc.(a)	72	827
MSC Industrial Direct Co., Inc. - Class A	37	2,874
MYR Group, Inc.(a)	13	1,470
Norfolk Southern Corp.	185	43,816
NV5 Global, Inc.(a)	48	925
Quanta Services, Inc.	118	29,993
Ryder System, Inc.	37	5,321
Sterling Infrastructure, Inc.(a)	25	2,830
Tetra Tech, Inc.	216	6,318
TopBuild Corp.(a)	24	7,319
Tutor Perini Corp.(a)	26	603
Union Pacific Corp.	205	48,428
United Rentals, Inc.	54	33,842
Verra Mobility Corp.(a)	129	2,904
WESCO International, Inc.	37	5,746
WW Grainger, Inc.	36	35,562
		389,808
Materials - 24.7%
Advanced Drainage Systems, Inc.	53	5,758
Alcoa Corp.	202	6,161
Apogee Enterprises, Inc.	17	788
ATI, Inc.(a)	105	5,463
Boise Cascade Co.	30	2,943
Carlisle Cos., Inc.	37	12,599
Carpenter Technology Corp.	41	7,428
Century Aluminum Co.(a)	44	817
Cleveland-Cliffs, Inc.(a)	401	3,296
Commercial Metals Co.	100	4,601
CRH PLC	540	47,504
Eagle Materials, Inc.	28	6,214
Kaiser Aluminum Corp.	13	788
Knife River Corp.(a)	45	4,059
Martin Marietta Materials, Inc.	50	23,907
Nucor Corp.	194	23,346
Owens Corning	70	9,997
Reliance, Inc.	44	12,705
Simpson Manufacturing Co., Inc.	33	5,184
Steel Dynamics, Inc.	119	14,885
Trex Co., Inc.(a)	88	5,113
UFP Industries, Inc.	52	5,566
United States Lime & Minerals, Inc.	5	442
United States Steel Corp.	192	8,114
Vulcan Materials Co.	108	25,196
Worthington Steel, Inc.	28	709
		243,583

The accompanying notes are an integral part of these financial statements.

18

Themes US Infrastructure ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 0.2%
DNOW, Inc.(a)	89	$1,520
Retail & Wholesale - Discretionary - 2.3%
BlueLinx Holdings, Inc.(a)	8	600
Builders FirstSource, Inc.(a)	93	11,619
Pool Corp.	32	10,187
		22,406
Utilities - 0.6%
MDU Resources Group, Inc.	165	2,790
Southwest Gas Holdings, Inc.	49	3,518
		6,308
TOTAL COMMON STOCKS (Cost $1,064,740)		985,582
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.26%(d)	649	649
TOTAL SHORT-TERM INVESTMENTS (Cost $649)		649
TOTAL INVESTMENTS - 100.0% (Cost $1,065,389)		$986,231
Other Assets in Excess of Liabilities - 0.0%(e)		407
TOTAL NET ASSETS - 100.0%		$986,638

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

19

Themes US R&D Champions ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary Products - 3.6%
Aptiv PLC(a)	300	$17,850
Tesla, Inc.(a)	46	11,921
		29,771
Consumer Staple Products - 1.8%
Estee Lauder Cos., Inc. - Class A	223	14,718
Health Care - 19.1%
Align Technology, Inc.(a)	85	13,503
Boston Scientific Corp.(a)	183	18,461
Edwards Lifesciences Corp.(a)	258	18,700
Eli Lilly & Co.	22	18,170
GE HealthCare Technologies, Inc.	211	17,030
Intuitive Surgical, Inc.(a)	33	16,344
Johnson & Johnson	124	20,564
Medtronic PLC	205	18,421
Regeneron Pharmaceuticals, Inc.	27	17,124
		158,317
Industrial Products - 7.4%
Carrier Global Corp.	285	18,069
Keysight Technologies, Inc.(a)	103	15,426
Trimble, Inc.(a)	244	16,019
Vertiv Holdings Co. - Class A	159	11,480
		60,994
Materials - 2.1%
Corteva, Inc.	285	17,935
Media - 9.5%
Alphabet, Inc. - Class A	91	14,072
Electronic Arts, Inc.	151	21,823
Expedia Group, Inc.	109	18,323
Meta Platforms, Inc. - Class A	27	15,562
Trade Desk, Inc. - Class A(a)	157	8,591
		78,371
Retail & Wholesale - Discretionary - 2.1%
MercadoLibre, Inc.(a)	9	17,558
Software & Technology Services - 34.7%(b)
Adobe, Inc.(a)	42	16,108
Akamai Technologies, Inc.(a)	186	14,973
ANSYS, Inc.(a)	52	16,461
Autodesk, Inc.(a)	60	15,708
Cadence Design Systems, Inc.(a)	63	16,023
CoStar Group, Inc.(a)	243	19,253
Fortinet, Inc.(a)	186	17,904
International Business Machines Corp.	73	18,152
Intuit, Inc.	31	19,034
Leidos Holdings, Inc.	133	17,947
Microsoft Corp.	45	16,893
Oracle Corp.	111	15,519
Roper Technologies, Inc.	33	19,456

	Shares	Value
ServiceNow, Inc.(a)	18	$14,330
Synopsys, Inc.(a)	34	14,581
Veeva Systems, Inc. - Class A(a)	81	18,762
Zoom Communications, Inc. - Class A(a)	214	15,787
		286,891
Tech Hardware & Semiconductors - 19.2%
Advanced Micro Devices, Inc.(a)	162	16,644
Applied Materials, Inc.	105	15,238
Arista Networks, Inc.(a)	163	12,629
Broadcom, Inc.	84	14,064
Cisco Systems, Inc.	307	18,945
Lam Research Corp.	231	16,794
Monolithic Power Systems, Inc.	28	16,239
NetApp, Inc.	154	13,527
QUALCOMM, Inc.	109	16,744
Texas Instruments, Inc.	102	18,329
		159,153
TOTAL COMMON STOCKS (Cost $912,921)		823,708
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.26%(c)	3,771	3,771
TOTAL SHORT-TERM INVESTMENTS (Cost $3,771)		3,771
TOTAL INVESTMENTS - 100.0% (Cost $916,692)		$827,479
Other Assets in Excess of Liabilities - 0.0%(d)		41
TOTAL NET ASSETS - 100.0%		$827,520

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

20

Themes US Small Cap Cash Flow Champions ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Banking - 16.5%
Ameris Bancorp	1,131	$65,112
Bancorp, Inc.(a)	768	40,581
Bank OZK	1,863	80,947
East West Bancorp, Inc.	2,397	215,155
Eastern Bankshares, Inc.	3,445	56,498
FB Financial Corp.	598	27,723
First BanCorp Puerto Rico	2,804	53,753
Hope Bancorp, Inc.	1,957	20,490
International Bancshares Corp.	933	58,835
Live Oak Bancshares, Inc.	577	15,383
OFG Bancorp	783	31,335
S&T Bancorp, Inc.	665	24,638
Simmons First National Corp. - Class A	2,166	44,468
Synovus Financial Corp.	2,470	115,448
WSFS Financial Corp.	1,015	52,648
		903,014
Consumer Discretionary Products - 3.4%
Toll Brothers, Inc.	1,737	183,410
Consumer Discretionary Services - 0.5%
Perdoceo Education Corp.	1,053	26,515
Consumer Staple Products - 1.2%
Cal-Maine Foods, Inc.	714	64,903
Financial Services - 9.0%
Artisan Partners Asset Management, Inc. - Class A	1,121	43,831
BGC Group, Inc. - Class A	6,176	56,634
Bread Financial Holdings, Inc.	858	42,969
Enova International, Inc.(a)	437	42,197
Evercore, Inc. - Class A	615	122,828
MGIC Investment Corp.	4,476	110,915
Virtu Financial, Inc. - Class A	1,444	55,045
Virtus Investment Partners, Inc.	114	19,649
		494,068
Health Care - 0.5%
Dynavax Technologies Corp.(a)	2,267	29,403
Industrial Products - 2.7%
Mueller Industries, Inc.	1,958	149,082
Industrial Services - 3.5%
FLEX LNG Ltd.	534	12,276
Matson, Inc.	565	72,416
Scorpio Tankers, Inc.	798	29,989
Sterling Infrastructure, Inc.(a)	514	58,190
Teekay Tankers Ltd.	421	16,112
		188,983

	Shares	Value
Insurance - 18.0%
Axis Capital Holdings Ltd.	1,326	$132,918
CNA Financial Corp.	401	20,367
F&G Annuities & Life, Inc.	327	11,788
Hanover Insurance Group, Inc.	624	108,545
Horace Mann Educators Corp.	691	29,526
Jackson Financial, Inc. - Class A	1,303	109,165
Mercury General Corp.	456	25,490
NMI Holdings, Inc. - Class A(a)	1,344	48,451
Old Republic International Corp.	4,127	161,861
Reinsurance Group of America, Inc.	1,145	225,451
SiriusPoint Ltd.(a)	1,719	29,722
White Mountains Insurance Group Ltd.	43	82,810
		986,094
Materials - 5.9%
Alpha Metallurgical Resources, Inc.(a)	187	23,422
Boise Cascade Co.	684	67,094
Core Natural Resources, Inc.	888	68,465
Peabody Energy Corp.	2,148	29,105
Ternium SA - ADR	724	22,560
UFP Industries, Inc.	1,028	110,037
		320,683
Media - 1.4%
Magnite, Inc.(a)	2,231	25,456
Zillow Group, Inc. - Class A(a)	803	53,688
		79,144
Oil & Gas - 20.1%
Antero Resources Corp.(a)	5,037	203,696
APA Corp.	6,218	130,702
Chord Energy Corp.	1,079	121,625
Civitas Resources, Inc.	1,487	51,882
CVR Energy, Inc.	571	11,077
Hess Midstream LP - Class A	1,592	67,326
HF Sinclair Corp.	2,746	90,289
Matador Resources Co.	2,048	104,632
Murphy Oil Corp.	2,512	71,341
PBF Energy, Inc. - Class A	1,582	30,200
Permian Resources Corp.	9,805	135,799
Sitio Royalties Corp. - Class A	1,330	26,427
SM Energy Co.	1,965	58,852
		1,103,848
Retail & Wholesale - Discretionary - 10.1%
Builders FirstSource, Inc.(a)	1,985	248,006
Dillard's, Inc. - Class A	137	49,064
Williams-Sonoma, Inc.	1,616	255,489
		552,559
Retail & Wholesale - Staples - 0.4%
Andersons, Inc.	553	23,740

The accompanying notes are an integral part of these financial statements.

21

Themes US Small Cap Cash Flow Champions ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Technology Services - 2.4%
Clear Secure, Inc. - Class A	1,469	$38,062
QXO, Inc.	7,054	95,511
		133,573
Tech Hardware & Semiconductors - 4.1%
Flex Ltd.(a)	6,842	226,334
TOTAL COMMON STOCKS (Cost $5,919,071)		5,465,353
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.26%(b)	15,069	15,069
TOTAL SHORT-TERM INVESTMENTS (Cost $15,069)		15,069
TOTAL INVESTMENTS - 100.0% (Cost $5,934,140)		$5,480,422
Other Assets in Excess of Liabilities - 0.0%(c)		1,199
TOTAL NET ASSETS - 100.0%		$5,481,621

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

22

Themes ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	Themes Airlines ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes European Luxury ETF
ASSETS:
Investments, at value	$804,770	$1,417,918	$461,795	$1,700,623	$614,887
Dividends receivable	2,789	—	392	158	323
Foreign currency, at value	1,145	602	901	2,011	619
Dividend tax reclaims receivable	96	—	32	102	100
Interest receivable	4	14	—	15	3
Total assets	808,804	1,418,534	463,120	1,702,909	615,932
LIABILITIES:
Payable to adviser	259	441	143	531	199
Payable to custodian	—	—	459	—	—
Total liabilities	259	441	602	531	199
NET ASSETS	$808,545	$1,418,093	$462,518	$1,702,378	$615,733
Net Assets Consists of:
Paid-in capital	$753,171	$1,323,960	$553,211	$1,612,347	$715,806
Total distributable earnings/ (accumulated losses)	55,374	94,133	(90,693)	90,031	(100,073)
Total net assets	$808,545	$1,418,093	$462,518	$1,702,378	$615,733
Net assets	$808,545	$1,418,093	$462,518	$1,702,378	$615,733
Shares issued and outstanding(a)	30,000	50,000	20,000	60,000	30,000
Net asset value per share	$26.95	$28.36	$23.13	$28.37	$20.52
Cost:
Investments, at cost	$832,875	$1,397,036	$517,612	$1,753,808	$695,962
Foreign currency, at cost	$1,146	$585	$895	$1,993	$587

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

23

Themes ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)(Continued)

	Themes Generative Artificial Intelligence ETF	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
ASSETS:
Investments, at value	$25,191,877	$6,519,966	$7,532,664	$466,751	$1,462,776
Dividends receivable	1,273	14,156	9,332	189	707
Foreign currency, at value	493	—	4,728	—	3,416
Interest receivable	450	73	117	21	10
Dividend tax reclaims receivable	73	838	341	2	96
Receivable for investments sold	30	—	29	2	—
Total assets	25,194,196	6,535,033	7,547,211	466,965	1,467,005
LIABILITIES:
Payable to adviser	8,226	1,696	1,462	147	442
Payable for investments purchased	—	111,220	—	—	—
Payable to custodian foreign currency, at value	—	129	—	2,160	—
Total liabilities	8,228	113,045	1,462	2,307	442
NET ASSETS	$25,185,968	$6,421,988	$7,545,749	$464,658	$1,466,563
Net Assets Consists of:
Paid-in capital	$30,405,377	$5,481,503	$6,439,166	$602,989	$1,401,872
Total distributable earnings/(accumulated losses)	(5,219,409)	940,485	1,106,583	(138,331)	64,691
Total net assets	$25,185,968	$6,421,988	$7,545,749	$464,658	$1,466,563
Net assets	$25,185,968	$6,421,988	$7,545,749	$464,658	$1,466,563
Shares issued and outstanding(a)	820,000	170,000	160,000	20,000	50,000
Net asset value per share	$30.71	$37.78	$47.16	$23.23	$29.33
Cost:
Investments, at cost	$28,788,873	$5,849,935	$6,618,901	$501,628	$1,393,346
Foreign currency, at cost	$462	$—	$4,762	$—	$3,380
Proceeds:
Foreign currency proceeds	$—	$129	$—	$2,158	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

24

Themes ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)(Continued)

	Themes Robotics & Automation ETF	Themes Silver Miners ETF	Themes Transatlantic Defense ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF
ASSETS:
Investments, at value	$506,540	$602,068	$11,412,033	$4,977,465	$2,182,532
Dividends receivable	1,647	—	1,009	1,878	2,260
Foreign currency, at value	506	760	891	—	—
Dividend tax reclaims receivable	210	—	—	92	—
Interest receivable	4	1	107	52	28
Receivable for investments sold	—	—	—	12	—
Receivable for fund shares sold	—	—	856,932	—	—
Total assets	508,907	602,829	12,270,972	4,979,499	2,184,820
LIABILITIES:
Payable to adviser	160	189	2,215	1,542	534
Payable for investments purchased	—	—	842,980	—	—
Payable to custodian foreign currency, at value	—	—	—	23,484	—
Total liabilities	160	189	845,195	25,026	534
NET ASSETS	$508,747	$602,640	$11,425,777	$4,954,473	$2,184,286
Net Assets Consists of:
Paid-in capital	$500,231	$545,115	$11,122,254	$5,999,119	$2,053,148
Total distributable earnings/(accumulated losses)	8,516	57,525	303,523	(1,044,646)	131,138
Total net assets	$508,747	$602,640	$11,425,777	$4,954,473	$2,184,286
Net assets	$508,747	$602,640	$11,425,777	$4,954,473	$2,184,286
Shares issued and outstanding(a)	20,000	20,000	400,000	190,000	70,000
Net asset value per share	$25.44	$30.13	$28.56	$26.08	$31.20
Cost:
Investments, at cost	$506,875	$595,294	$11,247,217	$5,746,705	$2,107,784
Foreign currency, at cost	$502	$764	$862	$—	$—
Proceeds:
Foreign currency proceeds	$—	$—	$—	$23,493	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

25

Themes ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)(Continued)

	Themes US Infrastructure ETF	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
ASSETS:
Investments, at value	$986,231	$827,479	$5,480,422
Dividends receivable	622	222	2,457
Dividend tax reclaims receivable	50	36	—
Interest receivable	2	9	46
Total assets	986,905	827,746	5,482,925
LIABILITIES:
Payable to adviser	267	226	1,304
Total liabilities	267	226	1,304
NET ASSETS	$986,638	$827,520	$5,481,621
Net Assets Consists of:
Paid-in capital	$1,049,849	$825,337	$5,866,169
Total distributable earnings/(accumulated losses)	(63,211)	2,183	(384,548)
Total net assets	$986,638	$827,520	$5,481,621
Net assets	$986,638	$827,520	$5,481,621
Shares issued and outstanding(a)	40,000	30,000	190,000
Net asset value per share	$24.67	$27.58	$28.85
Cost:
Investments, at cost	$1,065,389	$916,692	$5,934,140

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

26

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)

	Themes Airlines ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes European Luxury ETF
INVESTMENT INCOME:
Dividend income	$7,783	$1,185	$1,946	$4,321	$1,132
Less: Dividend withholding taxes	(373)	—	(131)	(190)	(177)
Less: Issuance fees	(20)	—	—	—	(32)
Interest income	30	115	29	97	26
Other income	—	—	—	9	—
Total investment income	7,420	1,300	1,844	4,237	949
EXPENSES:
Investment advisory fee	1,533	2,705	1,044	3,160	1,174
Other expense	185	185	185	185	185
Total expenses	1,718	2,890	1,229	3,345	1,359
Net investment income/(loss)	5,702	(1,590)	615	892	(410)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,964	478	(13,032)	(42,126)	(9,137)
In-kind redemptions	104,417	103,270	(16,614)	209,604	—
Foreign currency translation	299	18	(57)	(189)	6
Net realized gain (loss)	108,680	103,766	(29,703)	167,289	(9,131)
Net change in unrealized appreciation (depreciation) on:
Investments	(90,504)	(81,480)	(115,811)	(176,259)	(80,617)
Foreign currency translation	(39)	(13)	6	(26)	(11)
Net change in unrealized appreciation (depreciation)	(90,543)	(81,493)	(115,805)	(176,285)	(80,628)
Net realized and unrealized gain (loss)	18,137	22,273	(145,508)	(8,996)	(89,759)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,839	$20,683	$(144,893)	$(8,104)	$(90,169)

The accompanying notes are an integral part of these financial statements.

27

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)(Continued)

	Themes Generative Artificial Intelligence ETF	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
INVESTMENT INCOME:
Dividend income	$24,220	$56,284	$31,003	$400	$13,762
Less: Dividend withholding taxes	(739)	(3,237)	(2,876)	(4)	(683)
Less: Issuance fees	—	(1,294)	—	—	—
Interest income	1,545	445	212	219	99
Other income	—	—	—	37	—
Total investment income	25,026	52,198	28,339	652	13,178
EXPENSES:
Investment advisory fee	35,790	6,581	5,419	1,242	2,580
Other expense	185	185	185	185	185
Total expenses	35,975	6,766	5,604	1,427	2,765
Net investment income/(loss)	(10,949)	45,432	22,735	(775)	10,413
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,271,857)	72,833	(53,541)	(70,619)	12,438
In-kind redemptions	2,050,654	167,055	261,013	7,171	(3)
Foreign currency translation	(1,800)	(151)	(1,871)	1,309	(1,771)
Net realized gain (loss)	(223,003)	239,737	205,601	(62,139)	10,664
Net change in unrealized appreciation (depreciation) on:
Investments	(2,752,087)	456,053	601,861	(148,041)	(24,836)
Foreign currency translation	(217)	(16)	(205)	—	(12)
Net change in unrealized appreciation (depreciation)	(2,752,304)	456,037	601,656	(148,041)	(24,848)
Net realized and unrealized gain (loss)	(2,975,307)	695,774	807,257	(210,180)	(14,184)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,986,256)	$741,206	$829,992	$(210,955)	$(3,771)

The accompanying notes are an integral part of these financial statements.

28

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)(Continued)

	Themes Robotics & Automation ETF	Themes Silver Miners ETF	Themes Transatlantic Defense ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF
INVESTMENT INCOME:
Dividend income	$3,476	$1,797	$9,507	$16,945	$27,721
Less: Dividend withholding taxes	(551)	(146)	(39)	(1,226)	—
Less: Issuance fees	(5)	—	—	—	—
Interest income	51	20	191	318	122
Total investment income	2,971	1,671	9,659	16,037	27,843
EXPENSES:
Investment advisory fee	974	998	4,188	7,067	2,780
Other expense	185	185	185	185	185
Total expenses	1,159	1,183	4,373	7,252	2,965
Net investment income	1,812	488	5,286	8,785	24,878
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	15,973	(5,517)	(18,976)	(275,589)	(13,847)
In-kind redemptions	—	65,825	153,441	—	64,579
Other investments	—	—	—	161	—
Foreign currency translation	(1,021)	(166)	425	263	—
Net realized gain (loss)	14,952	60,142	134,890	(275,165)	50,732
Net change in unrealized appreciation (depreciation) on:
Investments	(61,000)	(36,222)	164,816	(798,995)	(2,433)
Foreign currency translation	2	4	29	30	—
Net change in unrealized appreciation (depreciation)	(60,998)	(36,218)	164,845	(798,965)	(2,433)
Net realized and unrealized gain (loss)	(46,046)	23,924	299,735	(1,074,130)	48,299
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,234)	$24,412	$305,021	$(1,065,345)	$73,177

The accompanying notes are an integral part of these financial statements.

29

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)(Continued)

	Themes US Infrastructure ETF	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
INVESTMENT INCOME:
Dividend income	$6,278	$4,136	$37,057
Less: Dividend withholding taxes	—	—	(109)
Less: Issuance fees	(1)	—	—
Interest income	55	66	210
Other income	—	—	73
Total investment income	6,332	4,202	37,231
EXPENSES:
Investment advisory fee	1,498	1,725	4,255
Other expense	185	185	185
Excise tax	6	—	—
Total expenses	1,689	1,910	4,440
Net investment income	4,643	2,292	32,791
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,979	(46,555)	42,988
In-kind redemptions	7,872	144,019	—
Net realized gain	12,851	97,464	42,988
Net change in unrealized appreciation (depreciation) on:
Investments	(120,524)	(209,966)	(576,977)
Net change in unrealized appreciation (depreciation)	(120,524)	(209,966)	(576,977)
Net realized and unrealized loss	(107,673)	(112,502)	(533,989)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(103,030)	$(110,210)	$(501,198)

The accompanying notes are an integral part of these financial statements.

30

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Themes Airlines ETF		Themes Cloud Computing ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$5,702	$7,591	$(1,590)	$(496)
Net realized gain (loss)	108,680	(15,491)	103,766	(10,162)
Net change in unrealized appreciation (depreciation)	(90,543)	62,439	(81,493)	102,393
Net increase in net assets from operations	23,839	54,539	20,683	91,735
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(12,135)	—	—	—
Total distributions to shareholders	(12,135)	—	—	—
CAPITAL TRANSACTIONS:
Subscriptions	299,913	963,950	324,860	1,559,957
Redemptions	(302,780)	(219,869)	(330,069)	(249,495)
ETF transaction fees (See Note 4)	1	1,087	—	422
Net increase (decrease) in net assets from capital transactions	(2,866)	745,168	(5,209)	1,310,884
Net increase in net assets	8,838	799,707	15,474	1,402,619
NET ASSETS:
Beginning of the period	799,707	—	1,402,619	—
End of the period	$808,545	$799,707	$1,418,093	$1,402,619
SHARES TRANSACTIONS
Subscriptions	10,000	40,000	10,000	60,000
Redemptions	(10,000)	(10,000)	(10,000)	(10,000)
Total increase in shares outstanding	—	30,000	—	50,000

(a)	The inception date of the Fund was December 8, 2023.
(b)	The inception date of the Fund was December 15, 2023.
The accompanying notes are an integral part of these financial statements.

31

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Copper Miners ETF		Themes Cybersecurity ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income	$615	$329	$892	$1,049
Net realized gain (loss)	(29,703)	(158)	167,289	16,798
Net change in unrealized appreciation (depreciation)	(115,805)	59,995	(176,285)	123,125
Net increase (decrease) in net assets from operations	(144,893)	60,166	(8,104)	140,972
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,966)	—	(2,250)	—
Total distributions to shareholders	(5,966)	—	(2,250)	—
CAPITAL TRANSACTIONS:
Subscriptions	280,647	500,400	592,470	1,855,013
Redemptions	(231,050)	—	(617,253)	(259,432)
ETF transaction fees (See Note 4)	3,170	44	—	962
Net increase (decrease) in net assets from capital transactions	52,767	500,444	(24,783)	1,596,543
Net increase (decrease) in net assets	(98,092)	560,610	(35,137)	1,737,515
NET ASSETS:
Beginning of the period	560,610	—	1,737,515	—
End of the period	$462,518	$560,610	$1,702,378	$1,737,515
SHARES TRANSACTIONS
Subscriptions	10,000	20,000	20,000	70,000
Redemptions	(10,000)	—	(20,000)	(10,000)
Total increase in shares outstanding	—	20,000	—	60,000

(a)	The inception date of the Fund was September 24, 2024.
(b)	The inception date of the Fund was December 8, 2023.
The accompanying notes are an integral part of these financial statements.

32

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes European Luxury ETF		Themes Generative Artificial Intelligence ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$(410)	$5,488	$(10,949)	$(16,441)
Net realized loss	(9,131)	(8,518)	(223,003)	(668,332)
Net change in unrealized appreciation (depreciation)	(80,628)	(414)	(2,752,304)	(844,623)
Net decrease in net assets from operations	(90,169)	(3,444)	(2,986,256)	(1,529,396)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,460)	—	—	—
Total distributions to shareholders	(6,460)	—	—	—
CAPITAL TRANSACTIONS:
Subscriptions	—	714,714	22,995,562	26,651,555
Redemptions	—	—	(7,952,503)	(11,994,162)
ETF transaction fees (See Note 4)	—	1,092	270	898
Net increase in net assets from capital transactions	—	715,806	15,043,329	14,658,291
Net increase (decrease) in net assets	(96,629)	712,362	12,057,073	13,128,895
NET ASSETS:
Beginning of the period	712,362	—	13,128,895	—
End of the period	$615,733	$712,362	$25,185,968	$13,128,895
SHARES TRANSACTIONS
Subscriptions	—	30,000	610,000	890,000
Redemptions	—	—	(230,000)	(450,000)
Total increase in shares outstanding	—	30,000	380,000	440,000

(a)	The inception date of the Fund was December 15, 2023.
(b)	The inception date of the Fund was December 8, 2023.
The accompanying notes are an integral part of these financial statements.

33

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Global Systemically Important Banks ETF		Themes Gold Miners ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income	$45,432	$39,547	$22,735	$19,860
Net realized gain (loss)	239,737	(4,458)	205,601	288,170
Net change in unrealized appreciation (depreciation)	456,037	213,975	601,656	312,072
Net increase in net assets from operations	741,206	249,064	829,992	620,102
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(49,789)	—	(45,286)	—
Total distributions to shareholders	(49,789)	—	(45,286)	—
CAPITAL TRANSACTIONS:
Subscriptions	4,197,867	1,939,867	5,312,855	2,650,072
Redemptions	(657,124)	—	(809,790)	(1,013,200)
ETF transaction fees (See Note 4)	680	217	809	195
Net increase in net assets from capital transactions	3,541,423	1,940,084	4,503,874	1,637,067
Net increase in net assets	4,232,840	2,189,148	5,288,580	2,257,169
NET ASSETS:
Beginning of the period	2,189,148	—	2,257,169	—
End of the period	$6,421,988	$2,189,148	$7,545,749	$2,257,169
SHARES TRANSACTIONS
Subscriptions	120,000	70,000	120,000	90,000
Redemptions	(20,000)	—	(20,000)	(30,000)
Total increase in shares outstanding	100,000	70,000	100,000	60,000

(a)	The inception date of the Fund was December 15, 2023.
(b)	The inception date of the Fund was December 13, 2023.
The accompanying notes are an integral part of these financial statements.

34

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Lithium & Battery Metal Miners ETF		Themes Natural Monopoly ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$(775)	$(27)	$10,413	$9,346
Net realized gain (loss)	(62,139)	(550)	10,664	62,357
Net change in unrealized appreciation (depreciation)	(148,041)	113,164	(24,848)	94,315
Net increase (decrease) in net assets from operations	(210,955)	112,587	(3,771)	166,018
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(39,963)	—	(13,503)	—
Total distributions to shareholders	(39,963)	—	(13,503)	—
CAPITAL TRANSACTIONS:
Subscriptions	627,597	502,400	—	2,428,707
Redemptions	(535,766)	—	—	(1,112,188)
ETF transaction fees (See Note 4)	8,627	131	—	1,300
Net increase in net assets from capital transactions	100,458	502,531	—	1,317,819
Net increase (decrease) in net assets	(150,460)	615,118	(17,274)	1,483,837
NET ASSETS:
Beginning of the period	615,118	—	1,483,837	—
End of the period	$464,658	$615,118	$1,466,563	$1,483,837
SHARES TRANSACTIONS
Subscriptions	20,000	20,000	—	90,000
Redemptions	(20,000)	—	—	(40,000)
Total increase in shares outstanding	—	20,000	—	50,000

(a)	The inception date of the Fund was September 24, 2024.
(b)	The inception date of the Fund was December 13, 2023.
The accompanying notes are an integral part of these financial statements.

35

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Robotics & Automation ETF		Themes Silver Miners ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income	$1,812	$2,581	$488	$2,264
Net realized gain (loss)	14,952	(943)	60,142	46,394
Net change in unrealized appreciation (depreciation)	(60,998)	60,678	(36,218)	42,987
Net increase (decrease) in net assets from operations	(44,234)	62,316	24,412	91,645
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(9,566)	—	(8,894)	—
Total distributions to shareholders	(9,566)	—	(8,894)	—
CAPITAL TRANSACTIONS:
Subscriptions	—	500,000	314,880	771,845
Redemptions	—	—	(307,828)	(283,999)
ETF transaction fees (See Note 4)	—	231	—	579
Net increase in net assets from capital transactions	—	500,231	7,052	488,425
Net increase (decrease) in net assets	(53,800)	562,547	22,570	580,070
NET ASSETS:
Beginning of the period	562,547	—	580,070	—
End of the period	$508,747	$562,547	$602,640	$580,070
SHARES TRANSACTIONS
Subscriptions	—	20,000	10,000	30,000
Redemptions	—	—	(10,000)	(10,000)
Total increase in shares outstanding	—	20,000	—	20,000

(a)	The inception date of the Fund was April 22, 2024.
(b)	The inception date of the Fund was May 3, 2024.
The accompanying notes are an integral part of these financial statements.

36

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Transatlantic Defense ETF	Themes Uranium & Nuclear ETF
	Period Ended March 31, 2025(a) (Unaudited)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income	$5,286	$8,785	$77
Net realized gain (loss)	134,890	(275,165)	(67)
Net change in unrealized appreciation (depreciation)	164,845	(798,965)	29,756
Net increase (decrease) in net assets from operations	305,021	(1,065,345)	29,766
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,498)	(9,067)	—
Total distributions to shareholders	(1,498)	(9,067)	—
CAPITAL TRANSACTIONS:
Subscriptions	11,960,974	5,468,557	528,400
Redemptions	(839,242)	—	—
ETF transaction fees (See Note 4)	522	2,125	37
Net increase in net assets from capital transactions	11,122,254	5,470,682	528,437
Net increase in net assets	11,425,777	4,396,270	558,203
NET ASSETS:
Beginning of the period	—	558,203	—
End of the period	$11,425,777	$4,954,473	$558,203
SHARES TRANSACTIONS
Subscriptions	430,000	170,000	20,000
Redemptions	(30,000)	—	—
Total increase in shares outstanding	400,000	170,000	20,000

(a)	The inception date of the Fund was October 13, 2024.
(b)	The inception date of the Fund was September 24, 2024.
The accompanying notes are an integral part of these financial statements.

37

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes US Cash Flow Champions ETF		Themes US Infrastructure ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(b)
OPERATIONS:
Net investment income	$24,878	$13,279	$4,643	$158
Net realized gain	50,732	36,598	12,851	—
Net change in unrealized appreciation (depreciation)	(2,433)	77,181	(120,524)	41,366
Net increase (decrease) in net assets from operations	73,177	127,058	(103,030)	41,524
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(24,947)	—	(1,705)	—
Total distributions to shareholders	(24,947)	—	(1,705)	—
CAPITAL TRANSACTIONS:
Subscriptions	1,532,994	1,061,362	803,610	500,000
Redemptions	(302,907)	(282,937)	(253,808)	—
ETF transaction fees (See Note 4)	—	486	—	47
Net increase in net assets from capital transactions	1,230,087	778,911	549,802	500,047
NET INCREASE IN NET ASSETS	1,278,317	905,969	445,067	541,571
NET ASSETS:
Beginning of the period	905,969	—	541,571	—
End of the period	$2,184,286	$905,969	$986,638	$541,571
SHARES TRANSACTIONS
Subscriptions	50,000	40,000	30,000	20,000
Redemptions	(10,000)	(10,000)	(10,000)	—
Total increase in shares outstanding	40,000	30,000	20,000	20,000

(a)	The inception date of the Fund was December 13, 2023.
(b)	The inception date of the Fund was September 12, 2024.
The accompanying notes are an integral part of these financial statements.

38

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes US R&D Champions ETF		Themes US Small Cap Cash Flow Champions ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income	$2,292	$3,066	$32,791	$9,841
Net realized gain (loss)	97,464	58,053	42,988	(1,213)
Net change in unrealized appreciation (depreciation)	(209,966)	120,753	(576,977)	123,259
Net increase (decrease) in net assets from operations	(110,210)	181,872	(501,198)	131,887
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(28,970)	—	(15,253)	—
Total distributions to shareholders	(28,970)	—	(15,253)	—
CAPITAL TRANSACTIONS:
Subscriptions	909,784	1,351,213	5,070,047	795,242
Redemptions	(1,188,655)	(287,557)	—	—
ETF transaction fees (See Note 4)	—	43	3	893
Net increase (decrease) in net assets from capital transactions	(278,871)	1,063,699	5,070,050	796,135
Net increase (decrease) in net assets	(418,051)	1,245,571	4,553,599	928,022
NET ASSETS:
Beginning of the period	1,245,571	—	928,022	—
End of the period	$827,520	$1,245,571	$5,481,621	$928,022
SHARES TRANSACTIONS
Subscriptions	30,000	50,000	160,000	30,000
Redemptions	(40,000)	(10,000)	—	—
Total increase (decrease) in shares outstanding	(10,000)	40,000	160,000	30,000

(a)	The inception date of the Fund was December 13, 2023.
The accompanying notes are an integral part of these financial statements.

39

Themes Airlines ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.66	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.19	0.33
Net realized and unrealized gain on investments(c)	0.50	1.28
Total from investment operations	0.69	1.61
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	—
Total distributions	(0.40)	—
ETF transaction fees per share	0.00(d)	0.05
Net asset value, end of period	$26.95	$26.66
Total return(e)	2.46%	6.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$809	$800
Ratio of expenses to average net assets(f)	0.39%	0.35%
Ratio of net investment income to average net assets(f)	1.30%	1.66%
Portfolio turnover rate(e)(g)	7%	27%

(a)	The inception date of the Fund was December 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

40

Themes Cloud Computing ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.05	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.01)
Net realized and unrealized gain on investments(c)	0.34	3.05
Total from investment operations	0.31	3.04
LESS DISTRIBUTIONS FROM:
Total distributions	—	—
ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$28.36	$28.05
Total return(e)	1.10%	12.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,418	$1,403
Ratio of expenses to average net assets(f)	0.37%	0.35%
Ratio of net investment loss to average net assets(f)	(0.21)%	(0.06)%
Portfolio turnover rate(e)(g)	7%	11%

(a)	The inception date of the Fund was December 15, 2023.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

41

Themes Copper Miners ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.03	$25.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.02
Net realized and unrealized gain (loss) on investments(c)	(4.76)	2.99
Total from investment operations	(4.73)	3.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	—
Total distributions	(0.30)	—
ETF transaction fees per share	0.13	0.00(d)
Net asset value, end of period	$23.13	$28.03
Total return(e)	−16.43%	12.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$463	$561
Ratio of expenses to average net assets(f)	0.41%	0.35%
Ratio of net investment income to average net assets(f)	0.21%	3.67%
Portfolio turnover rate(e)(g)	19%	—%

(a)	The inception date of the Fund was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

42

Themes Cybersecurity ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.96	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.02
Net realized and unrealized gain (loss) on investments(c)	(0.56)	3.92
Total from investment operations	(0.55)	3.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—
Total distributions	(0.04)	—
ETF transaction fees per share	0.00(d)	0.02
Net asset value, end of period	$28.37	$28.96
Total return(e)	−1.90%	15.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,702	$1,738
Ratio of expenses to average net assets(f)	0.37%	0.36%
Ratio of net investment income to average net assets(f)	0.10%	0.10%
Portfolio turnover rate(e)(g)	15%	24%

(a)	The inception date of the Fund was December 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

43

Themes European Luxury ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.70	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	0.25
Net realized and unrealized gain (loss) on investments(c)	(2.95)	(1.55)
Total from investment operations	(2.96)	(1.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	—
Total distributions	(0.22)	—
ETF transaction fees per share	0.00(d)	0.05
Net asset value, end of period	$20.52	$23.70
Total return(e)	−12.57%	−5.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$616	$712
Ratio of expenses to average net assets(f)	0.41%	0.35%
Ratio of net investment income (loss) to average net assets(f)	(0.12)%	1.36%
Portfolio turnover rate(e)(g)	20%	47%

(a)	The inception date of the Fund was December 15, 2023.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

44

Themes Generative Artificial Intelligence ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.84	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.04)
Net realized and unrealized gain on investments(c)	0.89	4.88
Total from investment operations	0.87	4.84
LESS DISTRIBUTIONS FROM:
Total distributions	(0.22)	—
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$30.71	$29.84
Total return(e)	2.94%	19.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,186	$13,129
Ratio of expenses to average net assets(f)	0.35%	0.35%
Ratio of net investment loss to average net assets(f)	(0.11)%	(0.15)%
Portfolio turnover rate(e)(g)	44%	58%

(a)	The inception date of the Fund was December 8, 2023.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

45

Themes Global Systemically Important Banks ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.27	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.42	0.98
Net realized and unrealized gain on investments(c)	6.63	5.28
Total from investment operations	7.05	6.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	—
Total distributions	(0.55)	—
ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$37.78	$31.27
Total return(d)	22.81%	25.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,422	$2,189
Ratio of expenses to average net assets(e)	0.36%	0.35%
Ratio of net investment income to average net assets(e)	2.42%	4.30%
Portfolio turnover rate(d)(f)	9%	28%

(a)	The inception date of the Fund was December 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

46

Themes Gold Miners ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$37.62	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.29	0.40
Net realized and unrealized gain on investments(c)	9.89	12.22
Total from investment operations	10.18	12.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)	—
Total distributions	(0.65)	—
ETF transaction fees per share	0.01	0.00(d)
Net asset value, end of period	$47.16	$37.62
Total return(e)	27.71%	50.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,546	$2,257
Ratio of expenses to average net assets(f)	0.36%	0.35%
Ratio of net investment income to average net assets(f)	1.47%	1.63%
Portfolio turnover rate(e)(g)	23%	14%

(a)	The inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

47

Themes Lithium & Battery Metal Miners ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.76	$25.12
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(5.84)	5.63
Total from investment operations	(5.87)	5.63
LESS DISTRIBUTIONS FROM:
Net investment income	(2.00)	—
Total distributions	(2.00)	—
ETF transaction fees per share	0.34	0.01
Net asset value, end of period	$23.23	$30.76
Total return(e)	−18.47%	22.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$465	$615
Ratio of expenses to average net assets(f)	0.40%	0.35%
Ratio of net investment loss to average net assets(f)	(0.22)%	(0.30)%
Portfolio turnover rate(e)(g)	85%	—%

(a)	The inception date of the Fund was September 24, 2024.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

48

Themes Natural Monopoly ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.68	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.30
Net realized and unrealized gain (loss) on investments(c)	(0.29)	4.34
Total from investment operations	(0.08)	4.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	—
Total distributions	(0.27)	—
ETF transaction fees per share	0.00(d)	0.04
Net asset value, end of period	$29.33	$29.68
Total return(e)	−0.24%	18.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,467	$1,484
Ratio of expenses to average net assets(f)	0.38%	0.35%
Ratio of net investment income to average net assets(f)	1.41%	1.35%
Portfolio turnover rate(e)(g)	40%	113%

(a)	The inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

49

Themes Robotics & Automation ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.13	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.13
Net realized and unrealized gain (loss) on investments(c)	(2.30)	2.99
Total from investment operations	(2.21)	3.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	—
Total distributions	(0.48)	—
ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$25.44	$28.13
Total return(e)	−8.02%	12.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$509	$563
Ratio of expenses to average net assets(f)	0.42%	0.35%
Ratio of net investment income to average net assets(f)	0.65%	1.10%
Portfolio turnover rate(e)(g)	70%	46%

(a)	The inception date of the Fund was April 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

50

Themes Silver Miners ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.00	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.11
Net realized and unrealized gain on investments(c)	1.55	3.86
Total from investment operations	1.57	3.97
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	—
Total distributions	(0.44)	—
ETF transaction fees per share	0.00(d)	0.03
Net asset value, end of period	$30.13	$29.00
Total return(e)	5.73%	16.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$603	$580
Ratio of expenses to average net assets(f)	0.41%	0.35%
Ratio of net investment income to average net assets(f)	0.17%	1.03%
Portfolio turnover rate(e)(g)	36%	38%

(a)	The inception date of the Fund was May 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

51

Themes Transatlantic Defense ETF
Financial Highlights

Period Ended March 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized gain on investments(c)	3.51
Total from investment operations	3.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)
ETF transaction fees per share	0.01
Net asset value, end of period	$28.56
Total return(d)	14.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,426
Ratio of expenses to average net assets(e)	0.36%
Ratio of net investment income to average net assets(e)	0.44%
Portfolio turnover rate(d)(f)	3%

(a)	Inception date of the Fund was October 13, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

52

Themes Uranium & Nuclear ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.91	$26.42
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	(1.86)	1.49
Total from investment operations	(1.79)	1.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	—
Total distributions	(0.06)	—
ETF transaction fees per share	0.02	0.00(c)
Net asset value, end of period	$26.08	$27.91
Total return(e)	−6.38%	5.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,954	$558
Ratio of expenses to average net assets(f)	0.36%	0.35%
Ratio of net investment income to average net assets(f)	0.44%	0.84%
Portfolio turnover rate(e)(g)	41%	—%

(a)	The inception date of the Fund was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

53

Themes US Cash Flow Champions ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.20	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.40	0.58
Net realized and unrealized gain on investments(c)	0.96	4.60
Total from investment operations	1.36	5.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	—
Total distributions	(0.36)	—
ETF transaction fees per share	0.00(d)	0.02
Net asset value, end of period	$31.20	$30.20
Total return(e)	4.55%	20.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,184	$906
Ratio of expenses to average net assets(f)	0.31%	0.30%
Ratio of net investment income to average net assets(f)	2.60%	2.59%
Portfolio turnover rate(e)(g)	10%	20%

(a)	The inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

54

Themes US Infrastructure ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.08	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.12	0.01
Net realized and unrealized gain (loss) on investments(c)	(2.47)	2.07
Total from investment operations	(2.35)	2.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	—
Total distributions	(0.06)	—
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$24.67	$27.08
Total return(e)	−8.72%	8.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$987	$542
Ratio of expenses to average net assets(f)	0.33%	0.29%
Ratio of net investment income to average net assets(f)	0.90%	0.61%
Portfolio turnover rate(e)(g)	5%	—%

(a)	The inception date of the Fund was September 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

55

Themes US R&D Champions ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.14	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.11
Net realized and unrealized gain (loss) on investments(c)	(2.90)	6.03
Total from investment operations	(2.84)	6.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	—
Total distributions	(0.72)	—
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$27.58	$31.14
Total return(e)	−9.31%	24.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$828	$1,246
Ratio of expenses to average net assets(f)	0.32%	0.29%
Ratio of net investment income to average net assets(f)	0.39%	0.47%
Portfolio turnover rate(e)(g)	25%	34%

(a)	The inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

56

Themes US Small Cap Cash Flow Champions ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.93	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.40
Net realized and unrealized gain (loss) on investments(c)	(2.24)	5.49
Total from investment operations	(1.89)	5.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	—
Total distributions	(0.19)	—
ETF transaction fees per share	0.00(d)	0.04
Net asset value, end of period	$28.85	$30.93
Total return(e)	−6.16%	23.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,482	$928
Ratio of expenses to average net assets(f)	0.30%	0.29%
Ratio of net investment income to average net assets(f)	2.23%	1.74%
Portfolio turnover rate(e)(g)	23%	46%

(a)	The inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

57

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
1. ORGANIZATION
The Themes Airlines ETF, Themes Cloud Computing ETF, Themes Copper Miners ETF, Themes Cybersecurity ETF, Themes European Luxury ETF, Themes Generative Artificial Intelligence ETF, Themes Global Systemically Important Banks ETF, Themes Gold Miners ETF, Themes Lithium & Battery Metal Miners ETF, Themes Natural Monopoly ETF, Themes Robotics & Automation ETF, Themes Silver Miners ETF, Themes Transatlantic Defense ETF, Themes Uranium & Nuclear ETF, Themes US Cash Flow Champions ETF, Themes US Infrastructure ETF, Themes US R&D Champions ETF, and Themes US Small Cap Cash Flow Champions ETF, (collectively, the “Funds”) are non-diversified series of Themes ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on February 22, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Themes Management Company, LLC (“Themes” or the “Adviser”), the Funds’ Investment Adviser.
The below Funds use a “passive” or indexing approach to achieve their investment objective of tracking the performance, before fees and expenses, of an index comprised of:

Fund	Investment Objectives
Themes Airlines ETF	Companies that have business operations in the airlines industry
Themes Cloud Computing ETF	Companies that have business operations in the field of cloud computing
Themes Copper Miners ETF	Companies that derive significant revenues from the mining, exploration, and refining of copper
Themes Cybersecurity ETF	Companies that have business operations in the cybersecurity industry
Themes European Luxury ETF	European companies that have business operations in the luxury industry
Themes Generative Artificial Intelligence ETF	Companies that have business operations in the field of artificial intelligence related industries
Themes Gold Miners ETF	Companies that are active in the gold mining industry
Themes Lithium & Battery Metal Miners ETF	Companies that derive significant revenues from the mining, exploration, and refining of lithium and battery metals
Themes Natural Monopoly ETF	Global companies which exhibit a strong competitive advantage in their sector
Themes Robotics & Automation ETF	Companies whose products and services are focused on robotics and automation solutions in an industrial context
Themes Silver Miners ETF	Companies with significant exposure to the silver mining industry
Themes Transatlantic Defense ETF	Companies from North Atlantic Treaty Organization (“NATO”) member countries that have business operations in the aerospace and defense industries
Themes Uranium & Nuclear ETF	Companies that derive significant revenues from the uranium and nuclear industries
Themes US Cash Flow Champions ETF	U.S. companies with a high cash flow yield
Themes US Infrastructure ETF
Companies that have business operations involving the building materials and equipment, logistics, construction, and engineering services used for the development and maintenance of infrastructure projects

Themes US R&D Champions ETF	Innovative U.S. companies which exhibit strong and consistent investment in research and development as well as profitability
Themes US Small Cap Cash Flow Champions ETF	Small capitalization U.S. companies with a high cash flow yield

58

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Themes Global Systemically Important Banks ETF is actively managed with an investment objective to seek growth of capital by investing in companies that operate in the global bank sector.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statement in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has delegated the Adviser as the valuation designed of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

59

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments on
March 31, 2025, are as follows:
Themes Airlines ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$804,542	$—	$—	$804,542
Money Market Funds	228	—	—	228
Total Investments	$804,770	$—	$—	$804,770

Themes Cloud Computing ETF

Investments:
Common Stocks	$1,413,984	$—	$—	$1,413,984
Money Market Funds	3,934	—	—	3,934
Total Investments	$1,417,918	$—	$—	$1,417,918

Themes Copper Miners ETF

Investments:
Common Stocks	$453,806	$7,989	$—	$461,795
Money Market Funds	—	—	—	—
Total Investments	$453,806	$7,989	$—	$461,795

Themes Cybersecurity ETF

Investments:
Common Stocks	$1,695,987	$—	$—	$1,695,987
Money Market Funds	4,636	—	—	4,636
Total Investments	$1,700,623	$—	$—	$1,700,623

60

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Themes European Luxury ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$587,380	$—	$—	$587,380
Preferred Stocks	26,644	—	—	26,644
Money Market Funds	863	—	—	863
Total Investments	$614,887	$—	$—	$614,887

Themes Generative Artificial Intelligence ETF

Investments:
Common Stocks	$25,156,362	$—	$—	$25,156,362
Money Market Funds	35,515	—	—	35,515
Total Investments	$25,191,877	$—	$—	$25,191,877

Themes Global Systemically Important Banks ETF

Investments:
Common Stocks	$6,411,597	$—	$—	$6,411,597
Money Market Funds	108,369	—	—	108,369
Total Investments	$6,519,966	$—	$—	$6,519,966

Themes Gold Miners ETF

Investments:
Common Stocks	$7,532,470	$—	$—	$7,532,470
Money Market Funds	194	—	—	194
Total Investments	$7,532,664	$—	$—	$7,532,664

Themes Lithium & Battery Metal Miners ETF

Investments:
Common Stocks	$463,296	$149	$—	$463,445
Money Market Funds	3,306	—	—	3,306
Total Investments	$466,602	$149	$—	$466,751

Themes Natural Monopoly ETF

Investments:
Common Stocks	$1,448,082	$—	$—	$1,448,082
Preferred Stocks	10,724	—	—	10,724
Money Market Funds	3,970	—	—	3,970
Total Investments	$1,462,776	$—	$—	$1,462,776

Themes Robotics & Automation ETF

Investments:
Common Stocks	$505,506	$—	$—	$505,506
Money Market Funds	1,034	—	—	1,034
Total Investments	$506,540	$—	$—	$506,540

61

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Themes Silver Miners ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$600,988	$—	$—	$600,988
Money Market Funds	1,080	—	—	1,080
Total Investments	$602,068	$—	$—	$602,068

Themes Transatlantic Defense ETF

Investments:
Common Stocks	$11,376,274	$—	$—	$11,376,274
Money Market Funds	35,759	—	—	35,759
Total Investments	$11,412,033	$—	$—	$11,412,033

Themes Uranium & Nuclear ETF

Investments:
Common Stocks	$4,949,109	$—	$—	$4,949,109
Money Market Funds	28,356	—	—	28,356
Total Investments	$4,977,465	$—	$—	$4,977,465

Themes US Cash Flow Champions ETF

Investments:
Common Stocks	$2,170,699	$—	$—	$2,170,699
Real Estate Investment Trusts - Common	1,511	—	—	1,511
Money Market Funds	10,322	—	—	10,322
Total Investments	$2,182,532	$—	$—	$2,182,532

Themes US Infrastructure ETF

Investments:
Common Stocks	$985,582	$—	$—	$985,582
Money Market Funds	649	—	—	649
Total Investments	$986,231	$—	$—	$986,231

Themes US R&D Champions ETF

Investments:
Common Stocks	$823,708	$—	$—	$823,708
Money Market Funds	3,771	—	—	3,771
Total Investments	$827,479	$—	$—	$827,479

Themes US Small Cap Cash Flow Champions ETF

Investments:
Common Stocks	$5,465,353	$—	$—	$5,465,353
Money Market Funds	15,069	—	—	15,069
Total Investments	$5,480,422	$—	$—	$5,480,422

Refer to the Schedule of Investments for industry classifications.

62

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.
Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. A Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including net currency gains and losses, realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund has qualified and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary

63

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital. For the periods ended March 31, 2025 and September 30, 2024, the Funds made the following distributions to shareholders:

	Period Ended March 31, 2025			Period Ended September 30, 2024
	Net Investment Income	Net Realized Capital Gains	Tax Return of Capital	Net Investment Income	Net Realized Capital Gains	Tax Return of Capital
Themes Airlines ETF	$12,135	$—	$—	$—	$—	$—
Themes Cloud Computing ETF	—	—	—	—	—	—
Themes Copper Miners ETF	5,966	—	—	—	—	—
Themes Cybersecurity ETF	2,250	—	—	—	—	—
Themes European Luxury ETF	6,460	—	—	—	—	—
Themes Generative Artificial Intelligence ETF	—	—	—	—	—	—
Themes Global Systemically Important Banks ETF	49,789	—	—	—	—	—
Themes Gold Miners ETF	45,286	—	—	—	—	—
Themes Lithium & Battery Metal Miners ETF	39,963	—	—	—	—	—
Themes Natural Monopoly ETF	13,503	—	—	—	—	—
Themes Robotics & Automation ETF	9,566	—	—	—	—	—
Themes Silver Miners ETF	8,894	—	—	—	—	—
Themes Transatlantic Defense ETF	1,498	—	—	—	—	—
Themes Uranium & Nuclear ETF	9,067	—	—	—	—	—
Themes US Cash Flow Champions ETF	24,947	—	—	—	—	—
Themes US Infrastructure ETF	1,705	—	—	—	—	—
Themes US R&D Champions ETF	28,970	—	—	—	—	—
Themes US Small Cap Cash Flow Champions ETF	15,253	—	—	—	—	—

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. Based on this evaluation, Management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of March 31, 2025. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

64

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Themes, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly at an annual rate.

Themes Airlines ETF	0.35%
Themes Cloud Computing ETF	0.35%
Themes Copper Miners ETF	0.35%
Themes Cybersecurity ETF	0.35%
Themes European Luxury ETF	0.35%
Themes Generative Artificial Intelligence ETF	0.35%
Themes Global Systemically Important Banks ETF	0.35%
Themes Gold Miners ETF	0.35%
Themes Lithium & Battery Metal Miners ETF	0.35%
Themes Natural Monopoly ETF	0.35%
Themes Robotics & Automation ETF	0.35%
Themes Silver Miners ETF	0.35%
Themes Transatlantic Defense ETF	0.35%
Themes Uranium & Nuclear ETF	0.35%
Themes US Cash Flow Champions ETF	0.29%
Themes US Infrastructure ETF	0.29%
Themes US R&D Champions ETF	0.29%
Themes US Small Cap Cash Flow Champions ETF	0.29%

The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (collectively, “Excluded Expenses”). The Trust acknowledges and agrees that the Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, sub-advisers.
Distribution Agreement and 12b-1 Plan – ALPS Distributors, Inc. (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Other Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to an Administration Agreement, Transfer Agency and Service Agreement and Fund Accounting Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of the Funds, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At March 31, 2025, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.

65

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. or NASDAQ Stock Market LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the listing exchange is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite deposit securities). Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

66

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
5. INVESTMENT TRANSACTIONS
For the period ended March 31, 2025, the aggregate purchases and sales of securities by the Funds (excluding short-term and in-kind transactions) and the in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Themes Airlines ETF	$60,220	$131,610	$298,671	$234,598
Themes Cloud Computing ETF	106,543	126,506	319,747	299,664
Themes Copper Miners ETF	140,704	107,628	221,196	200,453
Themes Cybersecurity ETF	283,792	269,729	589,319	632,103
Themes European Luxury ETF	135,744	140,360	—	—
Themes Generative Artificial Intelligence ETF	8,852,837	8,801,131	22,668,051	7,669,611
Themes Global Systemically Important Banks ETF	814,116	357,358	3,738,892	667,295
Themes Gold Miners ETF	938,818	772,217	5,167,836	841,753
Themes Lithium & Battery Metal Miners ETF	571,147	580,083	415,500	346,047
Themes Natural Monopoly ETF	586,107	593,446	—	—
Themes Robotics & Automation ETF	385,140	393,627	—	—
Themes Silver Miners ETF	202,900	235,883	310,257	277,815
Themes Transatlantic Defense ETF	708,813	116,320	11,290,350	806,122
Themes Uranium & Nuclear ETF	2,295,207	1,618,231	4,790,559	—
Themes US Cash Flow Champions ETF	231,829	203,301	1,505,955	310,712
Themes US Infrastructure ETF	66,172	52,876	788,787	249,783
Themes US R&D Champions ETF	301,344	295,771	897,084	1,208,111
Themes US Small Cap Cash Flow Champions ETF	745,965	680,619	5,012,889	—

For the period ended March 31, 2025, there were no long-term purchases or sales of U.S. Government Securities in the Funds.
6. INCOME TAX INFORMATION
The components of accumulated earnings/losses for federal income tax purposes as of September 30, 2024, were as follows:

	Themes Airlines ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes European Luxury ETF
Tax cost of investments	$764,830	$1,323,230	$506,036	$1,632,306	$718,193
Gross unrealized appreciation	93,903	167,673	54,416	243,133	64,609
Gross unrealized depreciation	(62,409)	(89,249)	(216)	(139,105)	(73,027)
Net unrealized appreciation/ (depreciation)	$31,494	$78,424	$54,200	$104,028	$(8,418)
Undistributed ordinary income (loss)	12,135	—	5,966	1,434	5,522
Undistributed capital gain (loss)	—	—	—	—	—
Total distributable earnings (losses)	12,135	—	5,966	1,434	5,522
Other accumulated earnings (losses)	41	(4,974)	—	(5,077)	(548)
Total accumulated earnings (losses)	$43,670	$73,450	$60,166	$100,385	$(3,444)

67

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)

	Themes Generative Artificial Intelligence ETF	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
Tax cost of investments	$14,300,100	$2,010,298	$1,956,197	$524,098	$1,398,620
Gross unrealized appreciation	848,032	221,879	307,394	92,070	119,104
Gross unrealized depreciation	(2,031,650)	(9,165)	(18,626)	(1,154)	(36,490)
Net unrealized appreciation/ (depreciation)	$(1,183,618)	$212,714	$288,768	$90,916	$82,614
Undistributed ordinary income (loss)	—	39,694	38,239	21,671	9,299
Undistributed capital gain (loss)	—	—	—	—	—
Total distributable earnings (losses)	—	39,694	38,239	21,671	9,299
Other accumulated earnings (losses)	(1,049,535)	(3,340)	(5,130)	—	(9,948)
Total accumulated earnings (losses)	$(2,233,153)	$249,068	$321,877	$112,587	$81,965

	Themes Robotics & Automation ETF	Themes Silver Miners ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF
Tax cost of investments	$500,991	$543,744	$533,659	$834,416	$500,038
Gross unrealized appreciation	77,188	42,329	25,629	90,334	42,068
Gross unrealized depreciation	(16,554)	(8,590)	(1,199)	(19,437)	(702)
Net unrealized appreciation/ (depreciation)	$60,634	$33,739	$24,430	$70,897	$41,366
Undistributed ordinary income (loss)	2,270	8,491	5,336	13,453	158
Undistributed capital gain (loss)	—	—	—	—	—
Total distributable earnings (losses)	2,270	8,491	5,336	13,453	158
Other accumulated earnings (losses)	(588)	(223)	—	(1,442)	—
Total accumulated earnings (losses)	$62,316	$42,007	$29,766	$82,908	$41,524

	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
Tax cost of investments	$1,131,700	$804,934
Gross unrealized appreciation	140,511	144,215
Gross unrealized depreciation	(26,857)	(21,238)
Net unrealized appreciation/ (depreciation)	$113,654	$122,977
Undistributed ordinary income (loss)	27,709	9,857
Undistributed capital gain (loss)	—	—
Total distributable earnings (losses)	27,709	9,857
Other accumulated earnings (losses)	—	(931)
Total accumulated earnings (losses)	$141,363	$131,903

68

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended September 30, 2024, the Funds had the following post-October and late year losses:

	Post-October Capital Losses	Late Year Ordinary Losses
Themes Airlines ETF	$—	$—
Themes Cloud Computing ETF	—	513
Themes Copper Miners ETF	—	—
Themes Cybersecurity ETF	—	—
Themes European Luxury ETF	—	—
Themes Generative Artificial Intelligence ETF	—	—
Themes Global Systemically Important Banks ETF	—	13,345
Themes Gold Miners ETF	—	—
Themes Lithium & Battery Metal Miners ETF	—	—
Themes Natural Monopoly ETF	—	—
Themes Robotics & Automation ETF	—	—
Themes Silver Miners ETF	—	—
Themes Uranium & Nuclear ETF	—	—
Themes US Cash Flow Champions ETF	—	—
Themes US Infrastructure ETF	—	—
Themes US R&D Champions ETF	—	—
Themes US Small Cap Cash Flow Champions ETF	—	—

Capital loss carry forwards will retain their character as either short-term or long-term capital losses and may be carried forward indefinitely. At September 30, 2024, the Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT
Themes Airlines ETF	$—	$—
Themes Cloud Computing ETF	(4,492)	—
Themes Copper Miners ETF	—	—
Themes Cybersecurity ETF	(5,127)	—
Themes European Luxury ETF	(591)	—
Themes Generative Artificial Intelligence ETF	(1,036,476)	—
Themes Global Systemically Important Banks ETF	(3,337)	—
Themes Gold Miners ETF	(5,178)	—
Themes Lithium & Battery Metal Miners ETF	—	—
Themes Natural Monopoly ETF	(9,995)	—
Themes Robotics & Automation ETF	(597)	—
Themes Silver Miners ETF	(214)	—
Themes Uranium & Nuclear ETF	—	—
Themes US Cash Flow Champions ETF	(1,442)	—
Themes US Infrastructure ETF	—	—
Themes US R&D Champions ETF	—	—
Themes US Small Cap Cash Flow Champions ETF	(931)	—

To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

69

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
8. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date the financial statements were available for issuance. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.

70

Themes ETF Trust
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the registrant for serving in such capacities. Each current Independent Trustee of the Board is paid $32,250 for his or her services as a Board member to the Trust. Independent Trustee fees are paid by Themes Management Company, LLC through a unitary management fee, not by the registrant.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on March 15, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 31 series of shares (each, a “Fund” and together, the “Funds”), including Themes Transatlantic Defense ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each Fund, including information presented to the Board by representatives of Themes. The Trustees noted having met with Independent Trustee Counsel prior to today’s Meeting and that they discussed at length their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response along with the various exhibits. The Board noted that it requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) the memorandum from Practus that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each Fund, information on the indexes that will be utilized by the respective Funds along with information on the index providers, summaries of its compliance program, including Themes Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the Funds.
The Board reflected on its discussions regarding the Advisory Agreement and the anticipated manner in which each Fund would be managed with representatives of Themes. The Board did not identify any particular information

71

Themes ETF Trust
FORM N-CSR ITEMS (Unaudited)(Continued)
that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
1. The nature, extent, and quality of the services to be provided by Themes.
In this regard, the Board considered the responsibilities of Themes under the Advisory Agreement and the services to be provided including, without limitation, the process for tracking each Fund’s benchmark index (where applicable) and assuring compliance with each Fund’s investment objectives and limitations; the anticipated coordination of services for the Funds among the service providers, and the anticipated efforts of Themes to promote the Funds and grow their assets. The Board considered that an initial wave of Themes ETFs was launched in December 2023 and while Themes was a newly formed entity with limited experience managing registered funds, its personnel had significant experience in managing the portfolios of other registered funds and the overall operations of a large family of funds. The Board also considered the trading and operational capabilities of Themes, noting that Themes had recently hired a new marketing project manager and a new portfolio manager to further build the infrastructure to support the Funds. After reviewing the foregoing and further information from Themes, and notwithstanding the limited operating experience of Themes as an entity, the Board concluded that the personnel at Themes have the resources, experience and expertise to provide the Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2. Investment Performance of the Funds and Themes.
The Board noted that the Funds had not commenced operations and therefore consideration of a Fund’s performance was not relevant at this time. As such, there was no investment performance to review at this time. The Board acknowledged examples of previously launched Themes ETFs which experienced rapid growth and outperformed their respective benchmark.
3. The costs of services to be provided and profits to be realized by Themes from its relationship with the Funds.
In this regard, the Board considered the financial condition of Themes and the level of commitment to the Funds by its owners and the expenses of each Fund, including the nature and frequency of advisory fee payments. The Board noted projections from Themes as to the level of assets under management needed in each Fund in order for it to become profitable. The Board reviewed comparative information on other ETFs that employ an investment strategy that is similar to the respective Funds. The Board considered how the Funds’ management fees compare to other similar funds, noting that each Fund’s management fee was in line with or lower than the management fees charged by the similar fund. They also compared the Funds’ expense ratios to the respective group of similar funds, as applicable, finding that each Fund’s expense ratio was lowest to an average similar fund. Following a review of the comparative information provided for each Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Themes were fair and reasonable.
4. The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.
In this regard, the Board considered each Fund’s proposed fee arrangements with Themes, noting that each Fund has a unitary fee structure. The Board noted that none of the proposed advisory fees include a breakpoint but that the unitary fee structure would have the effect of capping the expenses for each Fund. The Board considered that economies of scale would be realized as the Funds grow as operationally Themes is able to handle significant growth without a corresponding increase in costs. Following further discussion of each Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that each Fund’s proposed fee arrangement with Themes was fair and reasonable in relation to the nature and quality of the services to be provided by Themes.
5. Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures. The Board considered that Themes does not currently manage any other investments for clients. The Board also considered potential benefits for Themes in managing the Funds. Following

72

Themes ETF Trust
FORM N-CSR ITEMS (Unaudited)(Continued)
further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

73

Themes ETF Trust
SUPPLEMENTAL INFORMATION (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-584-3637, or by visiting the Funds’ website at www.ThemesETFs.com.
FEDERAL TAX INFORMATION
For the fiscal period ended September 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0% for each Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2024, was 0% for each Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0% for each Fund.
For the period ended September 30, 2024, the Themes European Luxury ETF earned $8,961 of foreign sourced income and paid $1,974 of foreign taxes which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-584-3637. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-584-3637 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.ThemesETFs.com.

74

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)). Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Themes ETF Trust

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	June 5, 2025

By (Signature and Title)	/s/ Dobromir Kamburov
Dobromir Kamburov, Principal Financial Officer

Date	June 5, 2025